The latest report from your
Fund's management team

SEMIANNUAL REPORT

Sovereign
Investors Fund

JUNE 30, 2000



TRUSTEES
Stephen L. Brown
James F. Carlin*
William H. Cunningham
Ronald R. Dion*
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Richard S. Scipione
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After four years of spectacular returns, the stock market succumbed in the first six months of 2000 largely to the pressures of rising interest rates, as the Federal Reserve kept up its campaign to fight inflation. The red-hot economy has begun to show signs of slowing, and investors are no longer blind to the real possibility that rising rates could slow corporate profits. The result was flat-to-negative results for the three main stock-market indexes through June. Bonds also suffered during this period, since their prices generally move in the opposite direction of rates.

But there was good news, too. The Treasury market, where shrinking supply bolstered prices thanks to the government's efforts to retire some of its debt, performed well. And the Fed appears closer to the end of its tightening cycle, which will be a strong positive if it can slow the economy to a level that supports corporate earnings growth but keeps inflation at bay. The picture on the global economy is brighter and technology continues to dominate as the driver of ever-improving corporate productivity.

No matter what happens next in the financial markets, these past several months only served to reinforce some of the important lessons for investors: Diversify, invest in line with your tolerance for risk and maintain a long-term perspective.

Since not all parts of your portfolio will perform equally well all the time, it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY JOHN F. SNYDER, III, PORTFOLIO MANAGEMENT TEAM LEADER, AND BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, PORTFOLIO MANAGERS

[A 2" x 2" photo at bottom right side of page of John Hancock
Sovereign Investors Fund. Caption below reads "Portfolio Managers
(l-r): Barry Evans, Peter Schofield and John Snyder."]

John Hancock
Sovereign Investors Fund

A volatile market produces mixed returns

The first half of 2000 was marked by two distinct periods of stock-market performance. In the first quarter of the year, the market continued where it left off last year. A narrow group of "new economy" stocks, led primarily by high-flying technology stocks, fueled an unprecedented surge in the market.

In the second quarter, however, the tide turned. With technology valuations stretched beyond reason, the disparity between technology and other market sectors exceeded any rational explanation. So it wasn't surprising when tech stocks started to tumble in the second quarter. With the Fed's interest-rate hikes sparking concerns about a slower economy, the market started to broaden out and investors began to gravitate to more stable companies with more reasonable valuations. Blue-chip and "old economy" companies -- whose businesses had been strong, but whose stocks had languished -- suddenly came back into favor.

"The first half
 of 2000 was
 marked by
 two distinct
 periods of
 stock market
 performance."

Understanding performance

Like the stock market, John Hancock Sovereign Investors Fund also experienced two distinct periods of performance in the first half of the year. During the first quarter's technology-driven market, the Fund lagged its competitors due to its lack of technology holdings. With the market shift in the second quarter, however, the Fund began to outpace its peer group. As value-oriented stocks rebounded, so did many of the stocks in our investment universe, including steady consumer staple stocks like PepsiCo, and health-care names like Baxter International and Abbott Laboratories. Consumer cyclical stocks like Lowe's, Home Depot and Target, on the other hand, were hurt by fears that a slowing economy would curb spending. The Fund's strong second-quarter performance wasn't enough to make up for the first-quarter disappointment and prevented us from keeping up with our peers.

[Table at top left hand column entitled "Top Five Common Stock Holdings." The first listing is Johnson & Johnson 3.1%, the second is McGraw-Hill 3.0%, the third PepsiCo 2.7%, the fourth Baxter International 2.7% and the fifth General Electric 2.7%. A note below the table reads "As a percentage of net assets on June 30, 2000."]

"As of July 1,
 the Fund is
 able to
 invest up to
 35% of its
 stocks in
 non-dividend
 performers."

Performance scorecard

For the six months ended June 30, 2000, John Hancock Sovereign Investors Fund's Class A, Class B, Class C and Class Y shares returned -4.50%, -4.88%, -4.88% and -4.36%, respectively, at net asset value. By comparison, the average large-cap value fund returned -1.64% for the same period, according to Lipper, Inc.1 (Lipper has introduced new competitive categories that more accurately reflect the average portfolio holdings of the funds they track.) Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Bestfoods followed by an up arrow with the phrase "Acquired by Unilever." The second listing is Baxter International followed by an up arrow with the phrase "Benefited from market shift to health-care stocks." The third listing is Honeywell International followed by a down arrow with the phrase "Difficulties integrating recent merger." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Enhancing the investment flexibility

The Fund's Board of Trustees recently approved an amendment that we believe will enhance the Fund's investment flexibility. As long-time shareholders know, the Fund has invested 100% of its stock investments in what we call "dividend performers"-- companies that have increased their dividends for at least ten consecutive years. As of July 1, the Fund is able to invest up to 35% of its stocks in non-dividend performers.

The reason for this modification is simple. Historically, companies have been measured largely on their ability to consistently produce and increase dividends. Today, however, many companies have different views on the importance of dividends as a measure of corporate health. In fact, the number of companies that raise their dividends year after year is shrinking. Instead of paying for dividend increases, many companies are using cash flow to reinvest in their businesses through stock buybacks, acquisitions or restructurings. The rising-dividend requirement that made so much sense in 1979 and has served shareholders so well is still valid. However, as the market has evolved, blind adherence to it would threaten our ability to deliver returns.

[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended June 30, 2000." The chart is scaled in increments of 1% with -5% at the bottom and 0% at the top. The first bar represents the -4.50% total return for John Hancock Sovereign Investors Fund Class A. The second bar represents the -4.88% total return for John Hancock Sovereign Investors Fund Class B. The third bar represents the -4.88% total return for John Hancock Sovereign Investors Fund Class C. The fourth bar represents the -4.36% total return for John Hancock Sovereign Investors Fund Class
Y. The fifth bar represents the -1.64% total return for Average large-cap value fund. A note below the chart reads "Total returns for John Hancock Sovereign Investors Fund are at net asset value with all distributions reinvested. The average large-cap value fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information"]

John Hancock Sovereign Investors Fund has a rich history of delivering consistent returns with a relatively risk-averse investment strategy. We want to stress that this modification will not change the Fund's fundamental objective. However, it will give us the flexibility to keep the stocks we like even if their rising-dividend pattern is interrupted. Under the previous policy, not only would we have to sell a company once it broke its rising-dividend pattern, but we couldn't even consider it again until it had another ten consecutive years of rising dividends. In addition, we will now have the opportunity to consider a broader universe of attractive companies that fit our fundamental criteria -- strong management, financial soundness, stable earnings and profitability, brand-name recognition and reasonable valuations -- even if they do not meet our ten-year rising dividend test.

A look ahead

In our view, this update is both practical and prudent. Over the long term, the enhanced flexibility will give us -- and our shareholders -- a better ability to take advantage of opportunities in today's market. In the second half of the year, we will gradually begin to look for opportunities to add non-dividend performer stocks to the portfolio. Of course, we will look across all sectors to find the best investments. Given the Fund's historical underweighting in technology, however, this is one sector we will focus on. We want to stress that even though we will buy some non-dividend performer stocks in the technology sector, they will still meet our stringent criteria of being established companies with a history of stable earnings and reasonable valuations.

"...we do
 believe that
 the market
 will continue
 to broaden
 out."

On the macro level, we're optimistic about the market's prospects for the remainder of the year. One of the big questions weighing on investors is how much more the Fed will raise interest rates and what the effect will be on the economy. We've already started to see economic growth taper off from its extremely high levels and inflation remains relatively benign. Given that, we're anticipating more modest rate increases, if any, over next several months.

While investors will continue to buy technology stocks, we do believe that the market will continue to broaden out. As it does, stock selectivity will become even more critical. It will be important to own those companies with solid earnings and reasonable valuations. In our opinion, these are the companies with the strongest upside potential.

------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Sovereign Investors Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% and declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

CLASS A
For the period ended June 30, 2000
                                                ONE         FIVE          TEN
                                               YEAR        YEARS        YEARS
                                              -----        -----        -----
Cumulative Total Returns                      (9.19%)      89.28%      215.60%
Average Annual Total Returns                  (9.19%)      13.61%       12.18%

CLASS B
For the period ended June 30, 2000
                                                                        SINCE
                                                ONE         FIVE    INCEPTION
                                               YEAR        YEARS     (1/3/94)
                                              -----        -----    ---------
Cumulative Total Returns                      (9.68%)      89.88%      115.57%
Average Annual Total Returns                  (9.68%)      13.68%       12.57%

CLASS C
For the period ended June 30, 2000
                                                           SINCE
                                                ONE    INCEPTION
                                               YEAR     (5/1/98)
                                               -----   ----------
Cumulative Total Returns                      (6.98%)       4.16%
Average Annual Total Returns                  (6.98%)       1.90%

CLASS Y
For the period ended June 30, 2000
                                                                        SINCE
                                                ONE         FIVE    INCEPTION
                                               YEAR        YEARS     (5/7/93)
                                              -----        -----    ---------
Cumulative Total Returns                      (4.08%)     102.85%      142.10%
Average Annual Total Returns                  (4.08%)      15.20%       13.17%

YIELDS
As of June 30, 2000
                                         SEC 30-DAY
                                              YIELD
                                         ----------
John Hancock
Sovereign Investors Fund: Class A              1.59%
John Hancock
Sovereign Investors Fund: Class B              0.96%
John Hancock
Sovereign Investors Fund: Class C              0.96%
John Hancock
Sovereign Investors Fund: Class Y              2.04%




WHAT HAPPENED TO A $10,000 INVESTMENT...

The chart on the right shows how much a $10,000 investment in the John Hancock Sovereign Investors Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance.

Line chart with the heading John Hancock Sovereign Investors Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $52,978 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Sovereign Investors Fund on December 31, 1989, before sales charge, and is equal to $34,810 as of June 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Sovereign Investors Fund, after sales charge, and is equal to $33,077 as of June 30, 2000.

Assuming all distributions were reinvested for the period indicated, the chart below shows the value of a $10,000 investment in the Fund's Class B, Class C and Class Y shares, respectively. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes. It is not possible to invest in an index. Past performance is not indicative of future results.

                             Class B*         Class C*          Class Y
                             --------         --------          -------
Inception Date                 1/3/94           5/1/98           5/7/93
Without Sales Charge          $21,567          $10,522          $24,208
With Maximum Sales Charge         N/A          $10,095              N/A
Standard & Poor's
500 Index                     $35,405          $13,464          $38,261

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds - Sovereign Investors Fund


Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common and preferred stocks
(cost -- $1,324,331,493)                        $1,898,039,865
Corporate bonds (cost -- $112,818,772)             107,240,591
U.S. government and agencies
obligations (cost -- $113,831,820)                 113,375,644
Joint repurchase agreement
(cost -- $82,054,000)                               82,054,000
Corporate savings account                                  540
                                             -----------------
                                                 2,200,710,640
Receivable for shares sold                             323,191
Dividends receivable                                 1,967,077
Interest receivable                                  6,111,702
Other assets                                           256,921
                                             -----------------
Total Assets                                     2,209,369,531
--------------------------------------------------------------
Liabilities:
Payable for shares repurchased                       1,173,681
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                             3,714,262
Accounts payable and accrued expenses                  130,701
                                             -----------------
Total Liabilities                                    5,018,644
--------------------------------------------------------------
Net Assets:
Capital paid-in                                  1,442,699,291
Accumulated net realized gain on
investments                                        194,028,283
Net unrealized appreciation of
investments                                        567,674,015
Distributions in excess of net
investment income                                      (50,702)
                                             -----------------
Net Assets                                      $2,204,350,887
==============================================================
Net Asset Value Per Share:
(Based on net asset values and shares
of beneficial interest outstanding --
unlimited number of shares authorized
with no par value)
Class A -- $1,459,644,924/62,819,250                    $23.24
==============================================================
Class B -- $664,783,492/28,648,685                      $23.20
==============================================================
Class C -- $11,237,148/483,860                          $23.22
==============================================================
Class Y -- $68,685,323/2,955,303                        $23.24
==============================================================
Maximum Offering Price Per Share
Class A* -- ($23.24/0.95)                               $24.46
==============================================================
Class C -- ($23.22/0.99)                                $23.45
==============================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.





Statement of Operations
Six months ended June 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $58,170)                                  $19,413,791
Interest (including income on
securities loaned of $34)                            9,245,280
                                             -----------------
                                                    28,659,071
                                             -----------------
Expenses:
Investment management fee -- Note B                  6,335,448
Distribution and service fee -- Note B
Class A                                              2,300,450
Class B                                              3,493,613
Class C                                                 50,881
Transfer agent fee -- Note B                         1,999,592
Accounting and legal services fee --
Note B                                                 208,307
Custodian fee                                          190,225
Miscellaneous                                           60,996
Registration and filing fees                            60,664
Trustees' fees                                          54,465
Printing                                                50,057
Auditing fee                                            25,541
Legal fees                                              13,053
                                             -----------------
Total Expenses                                      14,843,292
--------------------------------------------------------------
Net Investment Income                               13,815,779
--------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments sold              151,611,395
Change in net unrealized
appreciation/depreciation of
investments                                       (303,544,379)
                                             -----------------
Net Realized and Unrealized Loss on
Investments                                       (151,932,984)
--------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations                                  ($138,117,205)
==============================================================


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.





Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           SIX MONTHS ENDED
                                                                                           YEAR ENDED         JUNE 30, 2000
                                                                                    DECEMBER 31, 1999           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                                     $27,805,088           $13,815,779
Net realized gain on investments sold                                                     116,748,448           151,611,395
Change in net unrealized
appreciation/depreciation of
investments                                                                                 6,916,212          (303,544,379)
                                                                                    -----------------     -----------------
Net Increase (Decrease) in Net
Assets Resulting from Operations                                                          151,469,748          (138,117,205)
                                                                                    -----------------     -----------------
Distributions to Shareholders:

Dividends from net investment income
Class A -- ($0.3448 and $0.1647 per share, respectively)                                  (25,565,939)          (10,564,128)
Class B -- ($0.1794 and $0.0843 per share, respectively)                                   (5,952,636)           (2,459,459)
Class C -- ($0.1720 and $0.0843 per share, respectively)                                      (56,041)              (38,643)
Class Y -- ($0.4348 and $0.2083 per share, respectively)                                   (1,316,163)             (618,300)

Distributions in excess of net investment income
Class A -- ($0.0003 and none per share, respectively)                                         (18,738)                   --
Class B -- ($0.0003 and none per share, respectively)                                          (8,853)                   --
Class C -- ($0.0003 and none per share, respectively)                                            (103)                   --
Class Y -- ($0.0003 and none per share, respectively)                                            (892)                   --

Distributions from net realized gain on investments sold
Class A -- ($0.7751 and none per share, respectively)                                     (55,419,777)                   --
Class B -- ($0.7751 and none per share, respectively)                                     (25,447,168)                   --
Class C -- ($0.7751 and none per share, respectively)                                        (320,119)                   --
Class Y -- ($0.7751 and none per share, respectively)                                      (2,401,749)                   --
                                                                                    -----------------     -----------------
Total Distributions to Shareholders                                                      (116,508,178)          (13,680,530)
                                                                                    -----------------     -----------------
From Fund Share Transactions -- Net: *                                                    (80,984,529)         (339,541,264)
                                                                                    -----------------     -----------------
Net Assets:
Beginning of period                                                                     2,741,712,845         2,695,689,886
                                                                                    -----------------     -----------------
End of period (including
distributions in excess of net
investment income of $185,951 and
$50,702, respectively)                                                                 $2,695,689,886        $2,204,350,887
                                                                                    =================     =================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.


Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                              SIX MONTHS ENDED
                                                      YEAR ENDED                                JUNE 30, 2000
                                                  DECEMBER 31, 1999                              (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     6,324,255          $155,570,497             2,465,799           $57,059,288
Shares issued to shareholders in
reinvestment of distributions                   3,136,682            75,415,162               423,591             9,732,679
                                        -----------------     -----------------     -----------------     -----------------
                                                9,460,937           230,985,659             2,889,390            66,791,967
Less shares repurchased                       (14,303,362)         (351,723,205)          (12,992,981)         (294,249,095)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                   (4,842,425)        ($120,737,546)          (10,103,591)        ($227,457,128)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                     6,969,993          $170,815,262             1,901,762           $43,791,388
Shares issued to shareholders in
reinvestment of distributions                   1,220,160            29,269,718               100,554             2,312,133
                                        -----------------     -----------------     -----------------     -----------------
                                                8,190,153           200,084,980             2,002,316            46,103,521
Less shares repurchased                        (7,369,818)         (180,972,878)           (6,829,949)         (154,401,106)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                           820,335           $19,112,102            (4,827,633)        ($108,297,585)
                                        =================     =================     =================     =================
CLASS C
Shares sold                                       296,415            $7,281,730               160,106            $3,723,789
Shares issued to shareholders in
reinvestment of distributions                      14,462               347,040                 1,584                36,530
                                        -----------------     -----------------     -----------------     -----------------
                                                  310,877             7,628,770               161,690             3,760,319
Less shares repurchased                           (69,649)           (1,703,515)             (110,111)           (2,502,680)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      241,228            $5,925,255                51,579            $1,257,639
                                        =================     =================     =================     =================
CLASS Y
Shares sold                                       756,168           $18,508,744               176,781            $4,082,803
Shares issued to shareholders in
reinvestment of distributions                     154,590             3,718,807                26,914               618,300
                                        -----------------     -----------------     -----------------     -----------------
                                                  910,758            22,227,551               203,695             4,701,103
Less shares repurchased                          (304,117)           (7,511,891)             (427,214)           (9,745,293)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                           606,641           $14,715,660              (223,519)          ($5,044,190)
                                        =================     =================     =================     =================

See notes to financial statements.




Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,                  SIX MONTHS ENDED
                                  -------------------------------------------------------------------    JUNE 30, 2000
                                      1995       1996           1997           1998           1999        (UNAUDITED)
                                  ----------  ----------     ----------     ----------     ----------     ----------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                             $14.24      $17.87         $19.48         $22.41         $24.23         $24.51
                                  ----------  ----------     ----------     ----------     ----------     ----------
Net Investment Income                   0.40        0.36(1)        0.32(1)        0.31(1)        0.30(1)        0.16(1)
Net Realized and Unrealized
Gain (Loss) on Investments              3.71        2.77           5.31           3.11           1.11          (1.27)
                                  ----------  ----------     ----------     ----------     ----------     ----------
Total from Investment Operations        4.11        3.13           5.63           3.42           1.41          (1.11)
                                  ----------  ----------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends from Net
Investment Income                      (0.40)      (0.36)         (0.32)         (0.31)         (0.35)         (0.16)
Distributions from
Net Realized Gain
on Investments Sold                    (0.08)      (1.16)         (2.38)         (1.29)         (0.78)            --
                                  ----------  ----------     ----------     ----------     ----------     ----------
Total Distributions                    (0.48)      (1.52)         (2.70)         (1.60)         (1.13)         (0.16)
                                  ----------  ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                                $17.87      $19.48         $22.41         $24.23         $24.51         $23.24
                                  ==========  ==========     ==========     ==========     ==========     ==========
Total Investment Return at
Net Asset Value(2)                    29.15%      17.57%         29.14%         15.62%          5.91%         (4.50%)(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                    $1,280,321  $1,429,523     $1,748,490     $1,884,460     $1,787,615     $1,459,645
Ratio of Expenses to Average
Net Assets                             1.14%       1.13%          1.06%          1.03%          1.05%          1.08%(4)
Ratio of Net Investment
Income to Average Net
Assets                                 2.45%       1.86%          1.44%          1.33%          1.21%          1.40%(4)
Portfolio Turnover Rate                  46%         59%            62%            51%            64%            22%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.



Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,                      SIX MONTHS ENDED
                                  -----------------------------------------------------------------     JUNE 30, 2000
                                     1995          1996          1997          1998          1999        (UNAUDITED)
                                  ---------     ---------     ---------     ---------     ---------     -------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                            $14.24        $17.86        $19.46        $22.38        $24.20            $24.48
                                  ---------     ---------     ---------     ---------     ---------     -------------
Net Investment Income(1)               0.27          0.21          0.16          0.14          0.13              0.08
Net Realized and Unrealized
Gain (Loss) on Investments             3.71          2.77          5.29          3.11          1.11             (1.28)
                                  ---------     ---------     ---------     ---------     ---------     -------------
Total from Investment Operations       3.98          2.98          5.45          3.25          1.24             (1.20)
                                  ---------     ---------     ---------     ---------     ---------     -------------
Less Distributions:
Dividends from Net Investment
Income                                (0.28)        (0.22)        (0.15)        (0.14)        (0.18)            (0.08)
Distributions from Net
Realized Gain on
Investments Sold                      (0.08)        (1.16)        (2.38)        (1.29)        (0.78)               --
                                  ---------     ---------     ---------     ---------     ---------     -------------
Total Distributions                   (0.36)        (1.38)        (2.53)        (1.43)        (0.96)            (0.08)
                                  ---------     ---------     ---------     ---------     ---------     -------------
Net Asset Value, End of
Period                               $17.86        $19.46        $22.38        $24.20        $24.48            $23.20
                                  =========     =========     =========     =========     =========     =============
Total Investment Return at
Net Asset Value(2)                   28.16%        16.67%        28.14%        14.79%         5.20%            (4.88%)(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                     $257,781      $406,523      $610,976      $790,277      $819,537          $664,783
Ratio of Expenses to Average
Net Assets                            1.90%         1.91%         1.83%         1.79%         1.73%             1.78%(4)
Ratio of Net Investment
Income to Average Net
Assets                                1.65%         1.10%         0.67%         0.58%         0.54%             0.70%(4)
Portfolio Turnover Rate                 46%           59%           62%           51%           64%               22%




Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------
                                       YEAR
                                      ENDED                          SIX MONTHS ENDED
                                   DECEMBER 31,      YEAR ENDED       JUNE 30, 2000
                                     1998(5)     DECEMBER 31 1999     (UNAUDITED)
                                  -------------   ----------------    -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $24.43            $24.22            $24.50
                                  -------------     -------------     -------------
Net Investment Income(1)                   0.13              0.13              0.08
Net Realized and Unrealized
Gain (Loss) on Investments                 1.07              1.10             (1.28)
                                  -------------     -------------     -------------
Total from Investment Operations           1.20              1.23             (1.20)
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.12)            (0.17)            (0.08)
Distributions from
Net Realized Gain
on Investments Sold                       (1.29)            (0.78)               --
                                  -------------     -------------     -------------
Total Distributions                       (1.41)            (0.95)            (0.08)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $24.22            $24.50            $23.22
                                  =============     =============     =============
Total Investment Return at
Net Asset Value(2)                        5.18%(3)          5.17%            (4.88%)(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $4,627           $10,591           $11,237
Ratio of Expenses to Average
Net Assets                                1.67%(4)          1.75%             1.78%(4)
Ratio of Net Investment
Income to Average Net
Assets                                    0.84%(4)          0.51%             0.73%(4)
Portfolio Turnover Rate                     51%               64%               22%


Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,                      SIX MONTHS ENDED
                                  -----------------------------------------------------------------     JUNE 30, 2000
                                     1995          1996          1997          1998          1999        (UNAUDITED)
                                  ---------     ---------     ---------     ---------     ---------     -------------
CLASS Y
Per Share Operating Performance
Net Asset Value, Beginning
of Period                            $14.24        $17.87        $19.48        $22.41        $24.24            $24.52
                                  ---------     ---------     ---------     ---------     ---------     -------------
Net Investment Income                  0.46          0.44(1)       0.41(1)       0.40(1)       0.39(1)           0.20(1)
Net Realized and Unrealized
Gain (Loss) on Investments             3.71          2.76          5.30          3.11          1.11             (1.27)
                                  ---------     ---------     ---------     ---------     ---------     -------------
Total from Investment Operations       4.17          3.20          5.71          3.51          1.50             (1.07)
                                  ---------     ---------     ---------     ---------     ---------     -------------
Less Distributions:
Dividends from Net
Investment Income                     (0.46)        (0.43)        (0.40)        (0.39)        (0.44)            (0.21)
Distributions from
Net Realized Gain
on Investments Sold                   (0.08)        (1.16)        (2.38)        (1.29)        (0.78)               --
                                  ---------     ---------     ---------     ---------     ---------     -------------
Total Distributions                   (0.54)        (1.59)        (2.78)        (1.68)        (1.22)            (0.21)
                                  ---------     ---------     ---------     ---------     ---------     -------------
Net Asset Value, End of
Period                               $17.87        $19.48        $22.41        $24.24        $24.52            $23.24
                                  =========     =========     =========     =========     =========     =============
Total Investment Return at
Net Asset Value(2)                   29.68%        17.99%        29.60%        16.05%         6.30%            (4.36%)(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                      $19,946       $29,431       $48,256       $62,349       $77,946           $68,685
Ratio of Expenses to Average
Net Assets                            0.74%         0.75%         0.71%         0.69%         0.69%             0.71%(4)
Ratio of Net Investment
Income to Average Net
Assets                                2.84%         2.26%         1.79%         1.67%         1.58%             1.78%(4)

Portfolio Turnover Rate                 46%           59%           62%           51%           64%               22%

(1) Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Not annualized.

(4) Annualized.

(5) Class C shares began operations on May 1, 1998.

See notes to financial statements.






Schedule of Investments
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Sovereign Investors Fund on June 30, 2000. It's divided into five main categories: common stocks, preferred stocks, corporate bonds, U.S.
government and agencies obligations and short-term investments. The common and preferred stocks and bonds are further broken down by industry group. Short-term investments, which represent the Fund's
"cash" position, are listed last.

                                                                                 NUMBER          MARKET
ISSUER, DESCRIPTION                                                            OF SHARES          VALUE
-------------------                                                            ---------      ------------
COMMON STOCKS
Advertising (2.20%)
Interpublic Group of Cos., Inc. (The)                                          1,127,000       $48,461,000
                                                                                              ------------
Banks -- United States (3.17%)
Bank of America Corp.                                                            850,000        36,550,000
Firstar Corp.                                                                    300,000         6,318,750
Wells Fargo Co.                                                                  700,000        27,125,000
                                                                                              ------------
                                                                                                69,993,750
                                                                                              ------------
Beverages (4.26%)
Anheuser-Busch Cos., Inc.                                                        300,000        22,406,250
Coca-Cola Co. (The)                                                              200,000        11,487,500
PepsiCo, Inc.                                                                  1,350,000        59,990,625
                                                                                              ------------
                                                                                                93,884,375
                                                                                              ------------
Chemicals (1.15%)
Air Products & Chemicals, Inc.                                                   600,000        18,487,500
Rohm & Haas Co.                                                                  200,000         6,900,000
                                                                                              ------------
                                                                                                25,387,500
                                                                                              ------------
Computers (2.14%)
Automatic Data Processing, Inc.                                                  530,000        28,388,125
Hewlett-Packard Co.                                                              150,000        18,731,250
                                                                                              ------------
                                                                                                47,119,375
                                                                                              ------------
Containers (1.44%)
Bemis Co., Inc.                                                                  947,000        31,842,875
                                                                                              ------------
Diversified Operations (4.20%)
Du Pont (E.I.) De Nemours & Co.                                                  250,000        10,937,500
Honeywell International, Inc.                                                    775,000        26,107,813
Johnson Controls, Inc.                                                           197,200        10,118,825
Minnesota Mining & Manufacturing Co.                                             550,000        45,375,000
                                                                                              ------------
                                                                                                92,539,138
                                                                                              ------------
Electronics (5.31%)
Emerson Electric Co.                                                             950,000        57,356,250
General Electric Co.                                                           1,125,000        59,625,000
                                                                                              ------------
                                                                                               116,981,250
                                                                                              ------------
Finance (3.51%)
Citigroup, Inc.                                                                  987,500        59,496,875
Household International, Inc.                                                    430,000        17,871,875
                                                                                              ------------
                                                                                                77,368,750
                                                                                              ------------
Food (1.88%)
Bestfoods                                                                        600,000        41,550,000
                                                                                              ------------
Furniture (0.82%)
Leggett & Platt, Inc.                                                          1,090,000        17,985,000
                                                                                              ------------
Insurance (5.41%)
AFLAC, Inc.                                                                      780,000        35,831,250
American General Corp.                                                           550,000        33,550,000
American International Group, Inc.                                               425,000        49,937,500
                                                                                              ------------
                                                                                               119,318,750
                                                                                              ------------
Machinery (3.14%)
Dover Corp.                                                                      950,000        38,534,375
Pentair, Inc.                                                                    862,900        30,632,950
                                                                                              ------------
                                                                                                69,167,325
                                                                                              ------------
Media (4.46%)
Gannett Co., Inc.                                                                550,000        32,896,875
McGraw-Hill Cos., Inc. (The)                                                   1,211,200        65,404,800
                                                                                              ------------
                                                                                                98,301,675
                                                                                              ------------
Medical (12.25%)
Abbott Laboratories                                                              550,000        24,509,375
American Home Products Corp.                                                     400,000        23,500,000
Baxter International, Inc.                                                       850,000        59,765,625
Bristol-Myers Squibb Co.                                                         325,000        18,931,250
Johnson & Johnson                                                                676,000        68,867,500
Medtronic, Inc.                                                                  400,000        19,925,000
Merck & Co., Inc.                                                                200,000        15,325,000
Pfizer, Inc.                                                                     343,750        16,500,000
Schering-Plough Corp.                                                            450,000        22,725,000
                                                                                              ------------
                                                                                               270,048,750
                                                                                              ------------
Metal (1.29%)
Illinois Tool Works, Inc.                                                        500,000        28,500,000
                                                                                              ------------
Mortgage Banking (2.42%)
Fannie Mae                                                                       750,000        39,140,625
Freddie Mac                                                                      350,000        14,175,000
                                                                                              ------------
                                                                                                53,315,625
                                                                                              ------------
Office (3.77%)
Avery Dennison Corp.                                                             581,350        39,023,119
Pitney Bowes, Inc.                                                             1,100,000        44,000,000
                                                                                              ------------
                                                                                                83,023,119
                                                                                              ------------
Oil & Gas (5.99%)
Chevron Corp.                                                                    600,000        50,887,500
Exxon Mobil Corp.                                                                642,090        50,404,065
Royal Dutch Petroleum Co., American Depositary
Receipts (ADR) (Netherlands)                                                     500,000        30,781,250
                                                                                              ------------
                                                                                               132,072,815
                                                                                              ------------
Paper & Paper Products (1.82%)
Kimberly-Clark Corp.                                                             700,000        40,162,500
                                                                                              ------------
Retail (6.17%)
Albertson's, Inc.                                                                300,000         9,975,000
Home Depot, Inc. (The)                                                           325,000        16,229,686
Lowe's Cos., Inc.                                                                550,000        22,584,375
McDonald's Corp.                                                                 475,000        15,645,313
SYSCO Corp.                                                                      841,600        35,452,400
Target Corp.                                                                     525,000        30,450,000
Wal-Mart Stores, Inc.                                                            100,000         5,762,500
                                                                                              ------------
                                                                                               136,099,274
                                                                                              ------------
Soap & Cleaning Preparations (1.06%)
Ecolab, Inc.                                                                     450,000        17,578,125
Procter & Gamble Co. (The)                                                       100,000         5,725,000
                                                                                              ------------
                                                                                                23,303,125
                                                                                              ------------
Telecommunications (0.46%)
CenturyTel, Inc.                                                                 350,000        10,062,500
                                                                                              ------------
Tobacco (0.60%)
Philip Morris Cos., Inc.                                                         500,000        13,281,250
                                                                                              ------------
Utilities (4.86%)
ALLTEL Corp.                                                                     550,000        34,065,625
Questar Corp.                                                                  1,401,200        27,148,250
SBC Communications, Inc.                                                       1,060,600        45,870,950
                                                                                              ------------
                                                                                               107,084,825
                                                                                              ------------
TOTAL COMMON STOCKS
(Cost $1,271,930,606)                                                            (83.78%)    1,846,854,546
                                                                                --------     -------------
PREFERRED STOCKS
Finance (0.38%)
Duke Capital Financing Trust I, 7.375%,  Ser T                                    49,300         1,087,657
Duke Capital Financing Trust II, 7.375%,  Ser U                                  177,000         3,894,000
Georgia Power Capital Trust IV, 6.85%                                            166,100         3,342,762
                                                                                              ------------
                                                                                                 8,324,419
                                                                                              ------------
Media (1.47%)
Adelphia Communications Corp., 13.00%,  Ser B                                     50,300         5,055,150
CSC Holdings, Inc., 11.125% Ser M                                                171,920        18,094,580
CSC Holdings, Inc., 11.750%, Ser H                                                85,340         9,216,720
                                                                                              ------------
                                                                                                32,366,450
                                                                                              ------------
Oil & Gas (0.27%)
Lasmo America Ltd., 8.15% (R)                                                     60,000         6,000,000
                                                                                              ------------
Utilities (0.20%)
FPC Capital I, 7.10%, Ser A                                                      216,600         4,494,450
                                                                                              ------------
TOTAL PREFERRED STOCKS
(Cost $52,400,887)                                                                (2.32%)       51,185,319
                                                                                --------     -------------
TOTAL COMMON AND PREFERRED STOCKS
(Cost $1,324,331,493)                                                            (86.10%)    1,898,039,865
                                                                                --------     -------------


                                                      INTEREST   CREDIT          PAR VALUE       MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*      (000s OMITTED)      VALUE
-------------------                                   --------  --------       ------------  -------------
CORPORATE BONDS
Banks -- United States (0.09%)
Bank of America Corp.,
Sub Note 10-15-01                                      9.125%     A               $2,000        $2,044,260
                                                                                             -------------
Energy (0.23%)
Teton Acquisition Corp.,
Sr Bond 09-15-28                                       8.480      BBB-             5,000         5,040,800
                                                                                             -------------
Finance (0.82%)
Citibank Credit Card Master Trust I,
Class A Cr Card Part Cert, Ser 1997-3 02-10-04         6.839      AAA              8,000         7,960,000
Guaranteed Trade Trust,
Note 06-26-06                                          7.390      AAA              9,979        10,113,210
                                                                                             -------------
                                                                                                18,073,210
                                                                                             -------------
Manufacturing (0.24%)
GTE North, Inc.,
Deb 01-01-21                                           9.600      A+               5,000         5,302,000
                                                                                             -------------
Media (0.59%)
Adelphia Communications Corp.,
Sr Note Ser B 10-01-02                                 9.250      B+               6,200         6,076,000
Continental Cablevision, Inc.,
Sr Deb 08-01-13                                        9.500      AA-              6,500         6,823,245
                                                                                             -------------
                                                                                                12,899,245
                                                                                             -------------
Transportation (0.75%)
Northwest Airlines, Inc.,
Gtd Note 04-07-04                                      8.520      BB               2,000         1,906,780
Gtd Note 03-15-05                                      7.625      BB               5,800         5,286,178
USAirways, Inc.,
Pass Thru Ctf Ser 1989-A2 01-01-13                     9.820      BB-             11,000         9,418,750
                                                                                             -------------
                                                                                                16,611,708
                                                                                             -------------
Utilities (2.15%)
Beaver Valley Funding Corp.,
Sec Lease Oblig Bond 06-01-07                          8.625      BB-              1,863         1,866,950
Sec Lease Oblig Bond 06-01-17                          9.000      BB-             17,900        18,101,375
Cleco Corp.,
Sr Note 06-01-05                                       8.750      BBB              5,000         5,087,500
CMS Energy Corp.,
Sr Note 05-15-02                                       8.125      BB               6,000         5,927,640
Hydro-Quebec,
Gtd Deb Ser IF (Canada) 02-01-13 (Y)                   8.000      A+               5,000         5,206,250
Long Island Lighting Co.,
Deb 03-15-23                                           8.200      A-               6,000         5,700,000
Midland Cogeneration Venture L.P.,
Sec Deb Ser C-91 07-23-02                             10.330      BBB-             1,648         1,681,542
Deb Ser C-94 07-23-02                                 10.330      BBB-             3,625         3,698,111
                                                                                             -------------
                                                                                                47,269,368
                                                                                             -------------
TOTAL CORPORATE BONDS
(Cost $112,818,772)                                                               (4.87%)     107,240,591
                                                                                --------     -------------
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
Government -- U.S. (4.49%)
United States Treasury,
Bond 02-15-01                                         11.750      AAA             50,000        51,547,000
Bond 05-15-01                                         13.125      AAA             11,292        11,918,367
Bond 08-15-01                                         13.375      AAA             10,000        10,725,000
Bond 11-15-01                                         15.750      AAA              7,000         7,830,130
Bond 11-15-04                                         11.625      AAA              4,000         4,800,000
Bond 08-15-14                                         12.500      AAA              4,000         5,669,360
Bond 02-15-16                                          9.250      AAA              5,000         6,488,300
                                                                                             -------------
                                                                                                98,978,157
                                                                                             -------------
Government -- U.S. Agencies (0.65%)
Federal Home Loan Mortgage Corp.,
Remic Series 1254 Class M 12-15-08                     8.000      AAA              3,442         3,431,492
Government National Mortgage Assn.,
30 Yr SF Pass Thru Ctf 08-15-24                        8.000      AAA              1,787         1,809,680
30 Yr SF Pass Thru Ctf 01-15-29                        6.500      AAA              9,648         9,156,315
                                                                                             -------------
                                                                                                14,397,487
                                                                                             -------------
TOTAL U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
(Cost $113,831,820)                                                               (5.14%)      113,375,644
                                                                                --------     -------------

                                                                 INTEREST      PAR VALUE         MARKET
ISSUER, DESCRIPTION                                                RATE     (000s OMITTED)       VALUE
-------------------                                              --------    ------------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.72%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. -- Dated 06-30-00, due
07-03-00 (Secured by U.S. Treasury
Bonds 6.250% thru 7.500%, due 08-15-22
thru 08-15-27) -- Note A                                          6.550%         $82,054       $82,054,000
                                                                                            --------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account Current
Rate 5.20%                                                                                             540
                                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS                                                      (3.72%)       82,054,540
                                                                               ---------    --------------
TOTAL INVESTMENTS                                                                (99.83%)    2,200,710,640
                                                                               ---------    --------------
OTHER ASSETS AND LIABILITIES, NET                                                 (0.17%)        3,640,247
                                                                               ---------    --------------
TOTAL NET ASSETS                                                                (100.00%)   $2,204,350,887
                                                                               =========    ==============

  * Credit ratings are rated by Moody's Investors Service or John
    Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,000,000 or 0.27% of net assets as of June 30, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Sovereign Investors Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Sovereign Investors Fund (the "Fund") is a diversified series of John Hancock Investment Trust (the "Trust"), an open-end investment management company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of the Fund, designated as Class A, Class B, Class C and Class Y shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights regarding such distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account, on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on investment securities from either the date of issue or date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended June 30, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2000, there were no outstanding securities loaned.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.60% of the first $750,000,000 of the Fund's average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and
(d) 0.45% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended June 30, 2000, net sales charges received with regard to sales of Class A shares amounted to $612,348. Out of this amount, $87,898 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $216,152 was paid as sales commissions to unrelated broker-dealers and $308,298 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors "), a related broker-dealer. The adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended June 30, 2000, CDSCs paid to JH Funds amounted to $1,260,892.

Effective May 1, 2000, all Class C retail purchases are assessed a 1.00% up-front sales charge. For the period ended June 30, 2000, the up-front sales charges received with respect to sales of Class C shares amounted to $25,656. Out of this amount $20,589 was paid as sales commissions to unrelated broker-dealers and $5,067 was paid as sales commissions to sales personnel of Signator Investors. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended June 30, 2000, CDSCs paid to JH Funds amounted to $1,431.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. Class A, Class B and Class C shares pay transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. Class Y shares pay a monthly transfer agent fee equivalent, on an annual basis, to 0.10% of the average daily net asset value of Class Y shares of the Fund.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S.
Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on an annual basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended June 30, 2000, aggregated $248,372,273 and $664,216,690, respectively. Purchases and proceeds from sales of obli-gations of the U.S. government and its agencies, during the period ended June 30, 2000, aggregated $257,184,255 and $191,450,425, respectively. The cost of investments owned at June 30, 2000 (excluding corporate savings account), for federal income tax purposes, was $1,635,924,608. Gross unrealized appreciation and depreciation of investments aggregated $628,526,737 and $63,741,245, respectively, resulting in net unrealized appreciation of $564,785,492.



A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291 1-800-554-6713 (TDD)
Internet: www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John Hancock Sovereign Investors Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."

290SA   6/00
        8/00






The latest report from your
Fund's management team

SEMIANNUAL REPORT

Balanced Fund

JUNE 30, 2000



TRUSTEES
Stephen L. Brown
James F. Carlin*
William H. Cunningham
Ronald R. Dion*
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Richard S. Scipione
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After four years of spectacular returns, the stock market succumbed in the first six months of 2000 largely to the pressures of rising interest rates, as the Federal Reserve kept up its campaign to fight inflation. The red-hot economy has begun to show signs of slowing, and investors are no longer blind to the real possibility that rising rates could slow corporate profits. The result was flat-to-negative results for the three main stock-market indexes through June. Bonds also suffered during this period, since their prices generally move in the opposite direction of rates.

But there was good news, too. The Treasury market, where shrinking supply bolstered prices thanks to the government's efforts to retire some of its debt, performed well. And the Fed appears closer to the end of its tightening cycle, which will be a strong positive if it can slow the economy to a level that supports corporate earnings growth but keeps inflation at bay. The picture on the global economy is brighter and technology continues to dominate as the driver of ever-improving corporate productivity.

No matter what happens next in the financial markets, these past several months only served to reinforce some of the important lessons for investors: Diversify, invest in line with your tolerance for risk and maintain a long-term perspective.

Since not all parts of your portfolio will perform equally well all the time, it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY JOHN F. SNYDER III, BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, CFA, PORTFOLIO MANAGERS

[A 3" x 2" photo at bottom right side of page of John Hancock
Balanced Fund. Caption below reads "Portfolio Managers (l-r):
Barry Evans, Peter Schofield and John Snyder."]

John Hancock
Balanced Fund

A volatile market produces mixed results

The first half of 2000 was marked by two distinct periods of stock market performance. In the first quarter of the year, a narrow group of "new economy" stocks -- led primarily by high-flying technology stocks -- fueled an unprecedented surge in the market.

In the second quarter, however, the tide turned. With technology valuations stretched beyond reason, the disparity between technology and other market sectors exceeded any rational explanation. So it wasn't surprising when tech stocks started to tumble in the second quarter. With the Fed's interest-rate hikes sparking concerns about a slower economy, the market started to broaden out and investors began to gravitate to more stable companies with more reasonable valuations. Blue-chip and "old economy" companies -- whose businesses had been strong, but whose stocks had languished -- suddenly came back into favor.

"The first half
 of 2000 was
 marked by
 two distinct
 periods of
 stock market
 performance."

Understanding performance

Like the stock market, John Hancock Balanced Fund also experienced two distinct periods of performance in the first half of the year. During the first quarter's technology-driven market, the Fund lagged its competitors due to its lack of technology holdings. With the market shift in the second quarter, however, the Fund began to outpace its peer group. As value-oriented stocks rebounded, so did many of the stocks in the Fund, including steady consumer staples stocks like PepsiCo and health-care names like Baxter International and Abbott Laboratories. Consumer cyclical stocks like Home Depot, Lowe's and Target, on the other hand, were hurt by fears that a slowing economy would slow consumer spending. The Fund's strong second-quarter performance wasn't enough to make up for the first- quarter disappointment, however, and that prevented us from keeping up with our peers.

[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into five sections (from top to left): Short-Term Investments & Other 3%, U.S. Government & Agencies 8%, Corporate Bonds 13%, Preferred Stocks 8% and Common Stocks 68%. A note below the chart reads "As a percentage of net assets on June 30, 2000."]

"As of May 1,
 the Fund was
 able to
 invest up to
 25% of its
 stocks in
 non-dividend
 performers."

Performance scorecard

For the six months ended June 30, 2000, John Hancock Balanced Fund's Class A, Class B and Class C shares returned -3.41%, -3.74% and
-3.74%, respectively, at net asset value. By comparison, the average balanced fund returned 1.34% for the same period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is PepsiCo followed by an up arrow with the phrase "Steady consumer staple company." The second listing is Baxter International followed by an up arrow with the phrase "Benefited from market shift to health-care stocks." The third listing is Honeywell followed by a down arrow with the phrase "Difficulties integrating recent merger." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Enhancing the investment flexibility

The Fund's Board of Trustees recently approved an amendment that we believe will enhance the Fund's investment flexibility. As long-time shareholders know, the Fund has invested 100% of its stock investments in what we call "dividend performers" -- those companies that have increased their dividends for at least ten consecutive years. As of May 1, the Fund was able to invest up to 25% of its stock investments in non-dividend performers.

The reason for this modification is simple. Historically, companies have been measured largely on their ability to consistently produce and increase dividends. Today, however, many companies have different views on the importance of dividends as a measure of corporate health. In fact, the number of companies that raise their dividends year after year is shrinking. Instead of paying for dividend increases, many companies are using cash flow to reinvest in their businesses through stock buybacks, acquisitions or restructurings. The rising-dividend requirement that made so much sense in 1992 and has served shareholders so well is still valid. However, as the market has evolved, blind adherence to it would threaten our ability to deliver returns.

We want to stress that this modification will not change the Fund's fundamental objective. However, it will give us the flexibility to keep the stocks we like even if their rising-dividend pattern is interrupted. In addition, we will now have the opportunity to consider a broader universe of attractive companies that fit our fundamental criteria -- strong management, financial soundness, stable earnings and profitability, brand-name recognition and reasonable valuations -- even if they do not meet our ten-year rising dividend test.

[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended June 30, 2000." The chart is scaled in increments of 5% with -5% at the bottom and 15% at the top. The first bar represents the -3.41% total return for John Hancock Balanced Fund Class A. The second bar represents the -3.74% total return for John Hancock Balanced Fund Class B. The third bar represents the -3.74% total return for John Hancock Balanced Fund Class C. The fourth bar represents the 1.34% total return for Average balanced fund. A note below the chart reads "Total returns for John Hancock Balanced Fund are at net asset value with all distributions reinvested. The average balanced fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Continued low profile for bonds

As we have discussed in the past few shareholder reports, we believe that stocks have offered more upside potential than bonds in the current market environment. Given that, we have remained underweighted in bonds throughout the period, ending with a 21% weighting. This strategy has paid off, especially with interest rates rising over the past year. Looking ahead, however, we will continue to monitor the bond market closely and, as always, evaluate the relative attractiveness of bonds versus stocks.

A look ahead

In the past few months, we've gradually begun to look for opportunities to add non-dividend performer stocks to the portfolio. Of course, we are looking across all sectors to find the best investments. So far, however, the biggest area of opportunity has been in technology stocks, where the Fund has been traditionally underweighted. We want to stress that even though we are buying non-dividend performer stocks in the technology sector, they will still meet our stringent criteria of being established companies with a stable earnings history and reasonable valuations. Our newest additions include Sun Microsystems, Lucent Technologies and Intel.

"...we do
 believe that
 the market
 will continue
 to broaden
 out."

On the macro level, we're optimistic about the market's prospects for the remainder of the year. One of the big questions weighing on investors is how much more the Fed will raise interest rates and what the effect will be on the economy. We've already started to see economic growth taper off from its extremely high levels and inflation remains relatively benign. Given that, we're anticipating more modest rate increases, if any, over the next several months.

While investors will continue to buy technology stocks, we do believe that the market will continue to broaden out. As it does, stock selectivity will become even more critical. It will be important to own those companies with solid earnings and reasonable valuations. In our opinion, these are the companies with the strongest upside potential.

------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Balanced Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% and declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

CLASS A
For the period ended June 30, 2000
                                                                   SINCE
                                             ONE         FIVE    INCEPTION
                                            YEAR        YEARS    (10/5/92)
                                           -----        -----     -------
Cumulative Total Returns                   (7.89%)      61.86%    101.16%
Average Annual Total Returns               (7.89%)      10.11%      9.46%

CLASS B
For the period ended June 30, 2000
                                                                   SINCE
                                             ONE         FIVE    INCEPTION
                                            YEAR        YEARS    (10/5/92)
                                           -----        -----     -------
Cumulative Total Returns                   (8.36%)      62.53%    100.90%
Average Annual Total Returns               (8.36%)      10.20%      9.44%

CLASS C
For the period ended June 30, 2000
                                                      SINCE
                                             ONE    INCEPTION
                                            YEAR     (5/1/99)
                                           -----   ----------
Cumulative Total Returns                   (5.62%)      (5.82%)
Average Annual Total Returns               (5.62%)      (5.04%)

YIELDS
As of June 30, 2000
                                        SEC 30-DAY
                                           YIELD
                                        ----------
John Hancock Balanced Fund: Class A         3.14%
John Hancock Balanced Fund: Class B         2.61%
John Hancock Balanced Fund: Class C         2.61%



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Balanced Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Balanced Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $40,923 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Balanced Fund on October 5, 1992, before sales charge, and is equal to $21,179 as of June 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Balanced Fund, after sales charge, and is equal to $20,120 as of June 30, 2000.

Line chart with the heading John Hancock Balanced Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $40,923 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Balanced Fund on October 5, 1992, before sales charge, and is equal to $20,088 as of June 30, 2000.

Line chart with the heading John Hancock Balanced Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $11,052 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Balanced Fund on May 1, 1999, before sales charge, and is equal to $9,515 as of June 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Balanced Fund, after sales charge, and is equal to $9,420 as of June 30, 2000.

* No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds - Balanced Fund


Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common and preferred stocks
(cost -- $137,414,909)                            $161,131,846
Corporate bonds (cost -- $28,643,802)               26,979,527
U.S. government and agencies securities
(cost -- $16,898,427)                               16,959,962
Joint repurchase agreement
(cost -- $6,056,000)                                 6,056,000
Corporate savings account                                  687
                                             -----------------
                                                   211,128,022
Receivable for shares sold                              28,327
Dividends receivable                                   180,468
Interest receivable                                    916,384
Other assets                                            30,009
                                             -----------------
Total Assets                                       212,283,210
--------------------------------------------------------------
Liabilities:
Payable for shares repurchased                           5,572
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                               160,835
Accounts payable and accrued expenses                   32,816
                                             -----------------
Total Liabilities                                      199,223
--------------------------------------------------------------
Net Assets:
Capital paid-in                                    174,624,771
Accumulated net realized gain on
investments                                         15,232,968
Net unrealized appreciation of
investments                                         22,114,197
Undistributed net investment income                    112,051
                                             -----------------
Net Assets                                        $212,083,987
==============================================================
Net Asset Value Per Share:
(Based on net asset values and shares
of beneficial interest outstanding
-- unlimited number of shares authorized
with no par value)
Class A -- $121,557,107/9,062,851                       $13.41
==============================================================
Class B -- $89,875,259/6,701,067                        $13.41
==============================================================
Class C -- $651,621/48,602                              $13.41
==============================================================
Maximum Offering Price Per Share
Class A * -- ($13.41/0.95)                              $14.12
==============================================================
Class C -- ($13.41/0.99)                                $13.55
==============================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.




Statement of Operations
Six months ended June 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Interest (including stock lending
income of $18)                                      $2,165,233
Dividends (net of foreign withholding
taxes of $5,156)                                     1,904,671
                                             -----------------
                                                     4,069,904
                                             -----------------
Expenses:
Investment management fee -- Note B                    651,017
Distribution and service fee -- Note B
Class A                                                181,522
Class B                                                462,207
Class C                                                  2,128
Transfer agent fee -- Note B                           290,164
Registration and filing fees                            48,026
Custodian fee                                           28,517
Accounting and legal services fee --
Note B                                                  19,552
Auditing fee                                            15,809
Printing                                                12,909
Miscellaneous                                            5,087
Trustees' fees                                           4,352
Legal fees                                               1,038
                                             -----------------
Total Expenses                                       1,722,328
--------------------------------------------------------------
Net Investment Income                                2,347,576
--------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments sold               17,196,451
Change in net unrealized
appreciation/depreciation of
investments                                        (29,145,076)
                                             -----------------
Net Realized and Unrealized Loss on
Investments                                        (11,948,625)
--------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations                                    ($9,601,049)
==============================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.



Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           SIX MONTHS ENDED
                                                                                           YEAR ENDED         JUNE 30, 2000
                                                                                    DECEMBER 31, 1999           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
From Operations:
Net investment income                                                                      $4,953,740            $2,347,576
Net realized gain (loss) on
investments sold                                                                           (1,803,424)           17,196,451
Change in net unrealized
appreciation/depreciation of
investments                                                                                 5,223,352           (29,145,076)
                                                                                    -----------------     -----------------
Net Increase (Decrease) in Net
Assets Resulting from Operations                                                            8,373,668            (9,601,049)
                                                                                    -----------------     -----------------
Distributions to Shareholders:

Dividends from net investment income
Class A -- ($0.3556 and $0.1600 per share, respectively)                                   (3,011,864)           (1,430,250)
Class B -- ($0.2571 and $0.1134 per share, respectively)                                   (2,103,521)             (783,586)
Class C -- ($0.1880 and $0.1134 per share, respectively)                                       (4,139)               (4,255)

Distributions in excess of net investment income
Class A -- ($0.0023 and none per share, respectively)                                         (19,143)                   --
Class B -- ($0.0023 and none per share, respectively)                                         (18,719)                   --
Class C -- ($0.0019 and none per share, respectively)                                             (31)                   --

Distributions from net realized gain on investments sold
Class A -- ($0.1848 and none per share, respectively)                                      (1,637,012)                   --
Class B -- ($0.1848 and none per share, respectively)                                      (1,464,673)                   --
Class C -- ($0.1848 and none per share, respectively)                                          (3,892)                   --
                                                                                    -----------------     -----------------
Total Distributions to
Shareholders                                                                               (8,262,994)           (2,218,091)
                                                                                    -----------------     -----------------
From Fund Share Transactions -- Net: *                                                     29,717,945           (18,680,065)
                                                                                    -----------------     -----------------
Net Assets:
Beginning of period                                                                       212,754,573           242,583,192
                                                                                    -----------------     -----------------
End of period (including
distributions in excess of net
investment income of $17,434 and
undistributed net investment
income of $112,051, respectively)                                                        $242,583,192          $212,083,987
                                                                                    =================     =================

See notes to financial statements.



Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                              SIX MONTHS ENDED
                                                      YEAR ENDED                                JUNE 30, 2000
                                                  DECEMBER 31, 1999                              (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     6,511,964           $91,237,100             3,114,531           $42,079,663
Shares issued to shareholders in
reinvestment of distributions                     319,253             4,425,505               103,859             1,383,936
                                        -----------------     -----------------     -----------------     -----------------
                                                6,831,217            95,662,605             3,218,390            43,463,599
Less shares repurchased                        (4,432,247)          (62,259,801)           (3,456,412)          (46,132,545)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                         2,398,970           $33,402,804              (238,022)          ($2,668,946)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                     1,573,367           $22,069,946               430,122            $5,711,752
Shares issued to shareholders in
reinvestment of distributions                     234,065             3,246,824                53,607               713,916
                                        -----------------     -----------------     -----------------     -----------------
                                                1,807,432            25,316,770               483,729             6,425,668
Less shares repurchased                        (2,091,169)          (29,352,484)           (1,724,230)          (22,771,928)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                     (283,737)          ($4,035,714)           (1,240,501)         ($16,346,260)
                                        =================     =================     =================     =================
CLASS C
Shares sold                                        48,586              $689,657                33,297              $445,057
Shares issued to shareholders in
reinvestment of distributions                         481                 6,646                   305                 4,074
                                        -----------------     -----------------     -----------------     -----------------
                                                   49,067               696,303                33,602               449,131
Less shares repurchased                           (25,570)             (345,448)               (8,497)             (113,990)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                       23,497              $350,855                25,105              $335,141
                                        =================     =================     =================     =================

See notes to financial statements.





Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,                  SIX MONTHS ENDED
                                  ----------------------------------------------------------------------    JUNE 30, 2000
                                      1995          1996           1997           1998           1999        (UNAUDITED)
                                  ----------     ----------     ----------     ----------     ----------     ----------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                              $9.84         $11.75         $12.27         $13.33         $14.06         $14.05
                                  ----------     ----------     ----------     ----------     ----------     ----------
Net Investment Income                   0.44           0.41           0.37           0.36           0.35           0.16
Net Realized and Unrealized
Gain (Loss) on Investments              1.91           0.99           2.14           1.47           0.18          (0.64)
                                  ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations        2.35           1.40           2.51           1.83           0.53          (0.48)
                                  ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends from Net
Investment Income                      (0.44)         (0.41)         (0.37)         (0.36)         (0.36)         (0.16)
Distributions in Excess of
Net Investment Income                     --             --             --             --             --(2)          --
Distributions from Net
Realized Gain on
Investments Sold                          --          (0.47)         (1.08)         (0.74)         (0.18)            --
                                  ----------     ----------     ----------     ----------     ----------     ----------
Total Distributions                    (0.44)         (0.88)         (1.45)         (1.10)         (0.54)         (0.16)
                                  ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                                $11.75         $12.27         $13.33         $14.06         $14.05         $13.41
                                  ==========     ==========     ==========     ==========     ==========     ==========
Total Investment Return at
Net Asset Value(3)                    24.23%         12.13%         20.79%         14.01%          3.89%         (3.41%)(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                       $69,811        $71,242        $84,264        $97,072       $130,690       $121,557
Ratio of Expenses to Average
Net Assets                             1.27%          1.29%          1.22%          1.21%          1.22%          1.29%(5)
Ratio of Net Investment
Income to Average Net
Assets                                 3.99%          3.33%          2.77%          2.61%          2.47%          2.47%(5)
Portfolio Turnover Rate                  45%            80%           115%            83%            94%            62%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.


Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,                  SIX MONTHS ENDED
                                  ----------------------------------------------------------------------    JUNE 30, 2000
                                      1995          1996           1997           1998           1999        (UNAUDITED)
                                  ----------     ----------     ----------     ----------     ----------     ----------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                              $9.84         $11.74         $12.27         $13.33         $14.06         $14.05
                                  ----------     ----------     ----------     ----------     ----------     ----------
Net Investment Income(1)                0.36           0.32           0.28           0.27           0.26           0.12
Net Realized and Unrealized
Gain (Loss) on Investments              1.90           1.01           2.14           1.46           0.17          (0.65)
                                  ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations        2.26           1.33           2.42           1.73           0.43          (0.53)
                                  ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends from Net
Investment Income                      (0.36)         (0.33)         (0.28)         (0.26)         (0.26)         (0.11)
Distributions in Excess of
Net Investment Income                     --             --             --             --             --(2)          --
Distributions from
Net Realized Gain
on Investments Sold                       --          (0.47)         (1.08)         (0.74)         (0.18)            --
                                  ----------     ----------     ----------     ----------     ----------     ----------
Total Distributions                    (0.36)         (0.80)         (1.36)         (1.00)         (0.44)         (0.11)
                                  ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                                $11.74         $12.27         $13.33         $14.06         $14.05         $13.41
                                  ==========     ==========     ==========     ==========     ==========     ==========
Total Investment Return at
Net Asset Value(3)                    23.30%         11.46%         19.96%         13.23%          3.16%         (3.74%)(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                       $87,827        $90,855       $101,249       $115,682       $111,564        $89,875
Ratio of Expenses to Average
Net Assets                             1.96%          1.99%          1.91%          1.88%          1.92%          1.96%(5)
Ratio of Net Investment
Income to Average Net
Assets                                 3.31%          2.63%          2.08%          1.93%          1.76%          1.78%(5)
Portfolio Turnover Rate                  45%            80%           115%            83%            94%            62%


Financial Highlights (continued)
----------------------------------------------------------------------
                                   PERIOD ENDED   SIX MONTHS ENDED
                                   DECEMBER 31,     JUNE 30, 2000
                                      1999(6)        (UNAUDITED)
                                  -------------     -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $14.60            $14.05
                                  -------------     -------------
Net Investment Income(1)                   0.19              0.12
Net Realized and Unrealized
Loss on Investments                       (0.37)            (0.65)
                                  -------------     -------------
Total From Investment Operations          (0.18)            (0.53)
                                  -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.19)            (0.11)
Distributions in Excess of
Net Investment Income                        --(2)             --
Distributions from Net
Realized Gain on
Investments Sold                          (0.18)               --
                                  -------------     -------------
Total from Investment Operations          (0.37)            (0.11)
                                  -------------     -------------
Net Asset Value, End of
Period                                   $14.05            $13.41
                                  =============     =============
Total Investment Return at
Net Asset Value(3)                       (1.15%)(4)        (3.74%)(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $330              $652
Ratio of Expenses to Average
Net Assets                                1.84%(5)          1.98%(5)
Ratio of Net Investment
Income to Average Net
Assets                                    1.88%(5)          1.84%(5)
Portfolio Turnover Rate                     94%               62%

(1) Based on the average of the shares outstanding at the end of each month.

(2) Less than $0.01 per share.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Annualized.

(6) Class C shares began operations on May 1, 1999.

See notes to financial statements.





Schedule of Investments
June 30, 2000 (Unaudited)
----------------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Balanced Fund on June 30, 2000. It's divided into five main categories: common stocks, preferred stocks, corporate bonds, U.S.
government and agencies securities and short-term investments. The common and preferred stocks and corporate bonds are further broken down by industry group. Short-term investments, which represent the Fund's
"cash" position, are listed last.

                                                                                 NUMBER          MARKET
ISSUER, DESCRIPTION                                                            OF SHARES          VALUE
-------------------                                                            ---------      ------------
COMMON STOCKS
Advertising (1.22%)
Interpublic Group of Cos., Inc. (The)                                             60,000       $2,580,000
                                                                                             ------------
Banks - United States (4.09%)
Bank of America Corp.                                                             60,000        2,580,000
State Street Corp.                                                                30,000        3,181,875
Wells Fargo Co.                                                                   75,000        2,906,250
                                                                                             ------------
                                                                                                8,668,125
                                                                                             ------------
Beverages (1.89%)
PepsiCo, Inc.                                                                     90,000        3,999,375
                                                                                             ------------
Chemicals (1.45%)
Air Products & Chemicals, Inc.                                                   100,000        3,081,250
                                                                                             ------------
Computers (5.81%)
America Online, Inc.*                                                             25,000        1,318,750
Apple Computer, Inc.*                                                             30,000        1,571,250
Compaq Computer Corp.                                                             50,000        1,278,125
Computer Sciences Corp.*                                                          18,000        1,344,375
EMC Corp.*                                                                        20,000        1,538,750
First Data Corp.                                                                  30,000        1,488,750
International Business Machines Corp.                                             14,000        1,533,875
Sun Microsystems, Inc.*                                                           15,000        1,364,063
Unisys Corp.*                                                                     60,000          873,750
                                                                                             ------------
                                                                                               12,311,688
                                                                                             ------------
Containers (1.75%)
Bemis Co., Inc.                                                                  110,000        3,698,750
                                                                                             ------------
Diversified Operations (1.75%)
Minnesota Mining & Manufacturing Co.                                              45,000        3,712,500
                                                                                             ------------
Electronics (5.64%)
Applied Materials, Inc.*                                                          15,000        1,359,374
Emerson Electric Co.                                                              65,000        3,924,374
General Electric Co.                                                              45,000        2,385,000
Intel Corp.                                                                       12,000        1,604,250
Motorola, Inc.                                                                    45,000        1,307,812
Texas Instruments, Inc.                                                           20,000        1,373,750
                                                                                             ------------
                                                                                               11,954,560
                                                                                             ------------
Finance (1.56%)
Citigroup, Inc.                                                                   55,000        3,313,750
                                                                                             ------------
Insurance (2.96%)
AFLAC, Inc.                                                                       60,000        2,756,250
American International Group, Inc.                                                30,000        3,525,000
                                                                                             ------------
                                                                                                6,281,250
                                                                                             ------------
Machinery (1.34%)
Dover Corp.                                                                       70,000        2,839,375
                                                                                             ------------
Medical (9.84%)
Abbott Laboratories                                                               60,000        2,673,750
American Home Products Corp.                                                      50,000        2,937,500
Bard (C.R.), Inc.                                                                 80,000        3,850,000
Baxter International, Inc.                                                        76,000        5,343,750
Johnson & Johnson                                                                 40,000        4,075,000
Medtronic, Inc.                                                                   40,000        1,992,500
                                                                                             ------------
                                                                                               20,872,500
                                                                                             ------------
Mortgage Banking (1.23%)
Fannie Mae                                                                        50,000        2,609,375
                                                                                             ------------
Office (0.94%)
Pitney Bowes, Inc.                                                                50,000        2,000,000
                                                                                             ------------
Oil & Gas (3.80%)
Chevron Corp.                                                                     45,000        3,816,563
Shell Transport & Trading Co., Plc, American
Depositary Receipts (ADR) (United Kingdom)                                        85,000        4,244,688
                                                                                             ------------
                                                                                                8,061,251
                                                                                             ------------
Paper & Paper Products (2.03%)
Kimberly-Clark Corp.                                                              75,000        4,303,125
                                                                                             ------------
Retail (7.59%)
Albertson's, Inc.                                                                135,000        4,488,750
Family Dollar Stores, Inc.                                                       175,000        3,423,438
Home Depot, Inc. (The)                                                            45,000        2,247,188
Lowe's Cos., Inc.                                                                 60,000        2,463,750
Target Corp.                                                                      60,000        3,480,000
                                                                                             ------------
                                                                                               16,103,126
                                                                                             ------------
Soap & Cleaning Preparations (2.11%)
Clorox Co. (The)                                                                 100,000        4,481,250
                                                                                             ------------
Telecommunications (6.64%)
ADC Telecommunications, Inc.*                                                     25,000        2,096,875
CenturyTel, Inc.                                                                 102,500        2,946,875
Lucent Technologies, Inc.                                                         23,000        1,362,750
Nortel Networks Corp.                                                             24,000        1,638,000
Tellabs, Inc.*                                                                    28,000        1,916,250
WorldCom, Inc.*                                                                   90,000        4,128,750
                                                                                             ------------
                                                                                               14,089,500
                                                                                             ------------
Utilities (3.98%)
ALLTEL Corp.                                                                      60,000        3,716,250
SBC Communications, Inc.                                                         109,220        4,723,765
                                                                                             ------------
                                                                                                8,440,015
                                                                                             ------------
TOTAL COMMON STOCKS
(Cost $119,401,706)                                                              (67.62%)     143,400,765
                                                                               ---------     ------------
PREFERRED STOCKS
Finance (1.99%)
Duke Capital Financing Trust I, 7.375%, Ser T                                     50,800        1,120,750
Duke Capital Financing Trust II, 7.375%, Ser U                                    49,200        1,082,400
Georgia Power Capital Trust IV, 6.85%                                            100,000        2,012,500
                                                                                             ------------
                                                                                                4,215,650
                                                                                             ------------
Media (3.98%)
CSC Holdings Inc. 11.125% Ser M                                                   37,539        3,950,980
CSC Holdings, Inc., 11.750%, Ser H                                                41,569        4,489,451
                                                                                             ------------
                                                                                                8,440,431
                                                                                             ------------
Oil & Gas (1.41%)
Lasmo America Ltd., 8.15% (R)                                                     30,000        3,000,000
                                                                                             ------------
Utilities (0.98%)
FPC Capital I, 7.10%, Ser A                                                      100,000        2,075,000
                                                                                             ------------
TOTAL PREFERRED STOCKS
(Cost $18,013,203)                                                                (8.36%)      17,731,081
                                                                               ---------     ------------
TOTAL COMMON AND PREFERRED STOCKS
(Cost $137,414,909)                                                              (75.98%)     161,131,846
                                                                               ---------     ------------


                                                      INTEREST   CREDIT          PAR VALUE       MARKET
ISSUER, DESCRIPTION                                     RATE    RATING**      (000s OMITTED)      VALUE
-------------------                                   --------  --------       ------------  -------------
CORPORATE BONDS
Banks - Foreign (0.84%)
Landesbank Baden-Wuerttemberg,
Sub Note (Germany) 02-01-23 (Y)                        7.625%     AAA             $1,800        $1,779,750
                                                                                             -------------
Banks - United States (1.02%)
Barclays North American Capital Corp.,
Gtd Cap Note 05-15-21                                  9.750      AA-              1,000         1,054,090
Security Pacific Corp.,
Sub Note 11-15-00                                     11.500      A                1,100         1,117,193
                                                                                             -------------
                                                                                                 2,171,283
                                                                                             -------------
Energy (0.95%)
Teton Acquisition Corp.,
Sr Bond 09-15-28                                       8.480      BBB-             2,000         2,016,320
                                                                                             -------------
Finance (0.84%)
Standard Credit Card Master Trust I,
Class A Credit Card Part Ctf Ser 1994-2 04-07-08       7.250      AAA              1,000           995,000
Standard Credit Master Trust,
Series 1995-1 01-08-07                                 8.250      AAA                750           775,313
                                                                                             -------------
                                                                                                 1,770,313
                                                                                             -------------
Media (2.60%)
Adelphia Communications Corp.,
Sr Note Ser B 07-15-04 (R)                            10.500      B+               1,000         1,000,000
Continental Cablevision, Inc.,
Deb 08-01-13                                           9.500      AA-              1,500         1,574,595
Lenfest Communications, Inc.,
Sr Sub Note 06-15-06                                  10.500      BBB-             1,750         1,933,750
Rogers Cablesystems Ltd.,
Sr Sec 2nd Priority Note (Canada) 08-01-02 (Y)         9.625      BB+              1,000         1,002,500
                                                                                             -------------
                                                                                                 5,510,845
                                                                                             -------------
Transportation (1.07%)
Northwest Airlines, Inc.,
Note 03-15-05                                          7.625      BB               2,500         2,278,525
                                                                                             -------------
Utilities (5.40%)
Beaver Valley Funding Corp.,
Sec Lease Oblig Bond 06-01-17                          9.000      BB-              2,500         2,528,125
GTE Corp.,
Deb 11-01-20                                          10.250      A+               1,300         1,371,630
Hydro-Quebec,
Gtd Deb Ser IF (Canada) 02-01-13 (Y)                   8.000      A+               3,000         3,123,750
Long Island Lighting Co.,
Deb 03-15-23                                           8.200      A-               2,500         2,375,000
Midland Cogeneration Venture L.P.,
Sec Deb Ser C-91 07-23-02                             10.330      BBB-             1,269         1,294,467
North Atlantic Energy Corp.,
1st Mtg Ser A 06-01-02                                 9.050      BB+                754           759,519
                                                                                             -------------
                                                                                                11,452,491
                                                                                             -------------
TOTAL CORPORATE BONDS
(Cost $28,643,802)                                                               (12.72%)       26,979,527
                                                                               ---------     -------------
U.S. GOVERNMENT AND AGENCIES SECURITIES
Government - U.S. (3.34%)
United States Treasury,
Bond 11-15-10                                         12.750      AAA              2,000         2,558,440
Bond 08-15-14                                         12.500      AAA              3,200         4,535,488
                                                                                             -------------
                                                                                                 7,093,928
                                                                                             -------------
Government - U.S. Agencies (4.65%)
Federal National Mortgage Assn.,
12 Yr Pass Thru Ctf 07-01-11                           7.000      AAA              1,176         1,159,181
15 Yr Pass Thru Ctf 08-01-08                           7.500      AAA                741           741,639
Financing Corp.,
Bond 11-02-18                                          9.650      N/A              1,790         2,240,579
Government National Mortgage Assn.,
30 Yr SF Pass Thru Ctf 04-15-21                        9.000      AAA                 47            49,311
30 Yr SF Pass Thru Ctf 06-15-23                        7.000      AAA              1,196         1,166,564
30 Yr SF Pass Thru Ctf 04-15-29                        6.500      AAA              4,751         4,508,760
                                                                                             -------------
                                                                                                 9,866,034
                                                                                             -------------
TOTAL U.S. GOVERNMENT AND AGENCIES SECURITIES
(Cost $16,898,427)                                                                (7.99%)       16,959,962
                                                                                --------     -------------

                                                                 INTEREST      PAR VALUE         MARKET
ISSUER, DESCRIPTION                                                RATE     (000s OMITTED)       VALUE
-------------------                                              --------    ------------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (2.86%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 06-30-00, due
07-03-00 (Secured by U.S. Treasury
Bonds 6.250% thru 7.500%, due 08-15-22
thru 08-15-27) - Note A                                            6.550           6,056         6,056,000
                                                                                              ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account Current
Rate 5.20%                                                                                             687
                                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS                                                      (2.86%)        6,056,687
                                                                               ---------      ------------
TOTAL INVESTMENTS                                                                (99.55%)      211,128,022
                                                                               ---------      ------------
OTHER ASSETS AND LIABILITIES, NET                                                 (0.45%)          955,965
                                                                               ---------      ------------
TOTAL NET ASSETS                                                                (100.00%)     $212,083,987
                                                                               =========      ============

NOTES TO THE SCHEDULE OF INVESTMENTS

  * Non-income producing security.

 ** Credit ratings are rated by Moody's Investors Service or John
    Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,000,000 or 1.89% of net assets as of June 30, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Balanced Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Balanced Fund (the "Fund") is a diversified series of John
Hancock Investment Trust (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940.
The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights regarding such distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John
Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The
Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal
Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,808,991 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforward is used by the Fund, no capital gain distribution will be made. The Fund's carryforward expires on December 31, 2007.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principals. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing.
In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended June 30, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2000, there were no outstanding securities loaned.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of 0.60% of the Fund's average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH
Funds"), a wholly owned subsidiary of the Adviser. For the period ended
June 30, 2000, JH Funds received net sales charges of $204,959 with regard to sales of Class A shares. Out of this amount, $19,877 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $160,443 was paid as sales commissions to unrelated broker-dealers and $24,639 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life
Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended June 30, 2000, CDSCs paid to JH
Funds amounted to $111,831.

Effective May 1, 2000, all Class C retail purchases are assessed a 1.00% up-front sales charge. For the period ended June 30, 2000, up-front sales charges received with regard to sales of Class C shares amounted to $7,033. Out of this amount $6,856 was paid as sales commissions to unrelated broker-dealers and $177 was paid as sales commissions to sales personnel of Signator Investors. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended
June 30, 2000, CDSCs paid to JH Funds amounted to $475.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution
Plans with respect to Class A, Class B and Class C pursuant to Rule
12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse
JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct
Rules of the National Association of Securities Dealers. Under the
Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature
Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo.
The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock
Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended June 30, 2000, aggregated $91,154,917 and $105,410,861, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies, during the period ended June 30, 2000, aggregated $40,887,926 and $45,561,796, respectively.

The cost of investments owned at June 30, 2000 (excluding the corporate savings account), for federal income tax purposes was $189,013,138.
Gross unrealized appreciation and depreciation of investments aggregated
$29,832,042 and $7,717,845, respectively, resulting in net unrealized appreciation of $22,114,197.



[THIS PAGE INTENTIONALLY LEFT BLANK]



A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291  1-800-554-6713 (TDD)
Internet: www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John Hancock
Balanced Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."

360SA   6/00
        8/00






The latest report from your
Fund's management team

SEMIANNUAL REPORT

Large Cap
Value Fund

JUNE 30, 2000



TRUSTEES
Stephen L. Brown
James F. Carlin*
William H. Cunningham
Ronald R. Dion*
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Richard S. Scipione
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank and Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After four years of spectacular returns, the stock market succumbed in the first six months of 2000 largely to the pressures of rising interest rates, as the Federal Reserve kept up its campaign to fight inflation.
The red-hot economy has begun to show signs of slowing, and investors are no longer blind to the real possibility that rising rates could slow corporate profits. The result was flat-to-negative results for the three main stock-market indexes through June. Bonds also suffered during this period, since their prices generally move in the opposite direction of rates.

But there was good news, too. The Treasury market, where shrinking supply bolstered prices thanks to the government's efforts to retire some of its debt, performed well. And the Fed appears closer to the end of its tightening cycle, which will be a strong positive if it can slow the economy to a level that supports corporate earnings growth but keeps inflation at bay. The picture on the global economy is brighter and technology continues to dominate as the driver of ever-improving corporate productivity.

No matter what happens next in the financial markets, these past several months only served to reinforce some of the important lessons for investors: Diversify, invest in line with your tolerance for risk and maintain a long-term perspective.

Since not all parts of your portfolio will perform equally well all the time, it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER,
AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGER

[A 2" x 2" photo at bottom middle of page of John Hancock Large
Cap Value Fund. Caption below reads "Tim Quinlisk."]

John Hancock
Large Cap Value Fund

Volatility rocks stock market as investors flee expensive large-cap names

U.S. stocks made little progress in the first half of 2000. Despite a strong start, the market grew jittery early in the year as interest-rate concerns mounted. Investors abandoned economically sensitive and interest-rate sensitive stocks -- the traditional value sectors -- and focused on growth stocks. But in mid-March, they also gave up on technology stocks, particularly large-company names whose prices had reached extremely high levels. The market went into a nosedive that lasted through May, erasing all earlier gains. In June, indications of slower economic growth, the prospect that the Federal Reserve might slow the economy down to just the right level and the possibility that interest-rate hikes might be over buoyed investor confidence. Although many stocks began to rebound, the Standard & Poor's 500 Index closed the six months ended June 30, 2000 with an uninspiring -0.43% return.

"U.S. stocks
 made little
 progress in
 the first half
 of 2000."

Fund performance

We continued to look for great businesses selling at relatively cheap prices where there was a catalyst -- a restructuring, spin-off or management change, for example -- that could unlock the company's true value. This strategy helped John Hancock Large Cap Value Fund's Class A,
Class B and Class C shares return 3.66%, 3.28% and 3.28%, respectively, at net asset value, during the six-month period. By comparison, the average multi-cap core fund returned 2.53%, according to Lipper, Inc.1
(Lipper has introduced new competitive categories that reflect more accurately the average portfolio holdings of the funds they track.) Keep in mind that your net asset value will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

[Table at top left hand column entitled "Top Five Common Stock
Holdings." The first listing is Ace, Ltd. 6.1%, the second is Corning 4.6%, the third Tyco International 4.5%, the fourth ANTEC
Corp. 4.4% and the fifth Lucent Technologies 3.5%. A note below the table reads "As a percentage of net assets on June 30, 2000."]

"We took
 advantage of
 market weak-
 ness this
 spring to add
 to some of
 our existing
 investments."

Communications infrastructure stocks soar

Some of the Fund's best gains came from companies involved with upgrading the communications infrastructure to enable high-speed voice and data transmissions. One of our biggest investments was Corning, the leading provider of fiber for fiber-optic networks. Its stock took off as investors recognized the company's strength in the growing optical market known as photonics. Another top performer was Amphenol, an electronics company that designs and makes connectors for the aerospace, cable and wireless industries. The stock did exceptionally well as end-market demand accelerated, both internationally and domestically. ANTEC was another positive contributor. Like Amphenol, it also supplies components but with a focus toward telephony -- the ability to deliver telephone services over the existing cable infrastructure.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Corning followed by an up arrow with the phrase "Strength in growing photonics optical market."
The second listing is Ace followed by an up arrow with the phrase
"Improved pricing, strong global platform." The third listing is Computer Associates followed by a down arrow with the phrase
"Investor concerns over acquisitions, mainframe business." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Test and measurement names take off

The Fund received an added boost from companies that supply test and measurement products. Tektronix, which targets the electronics industry, benefited greatly from a recent restructuring, a new management team focused on renewing the company's growth orientation and growing demand.
We also built a sizable stake in PerkinElmer, a similar type of company that sells mainly to the health-care industry. Its stock also did well, thanks to strong demand, a new management team and a repositioned product portfolio. Finally, the Fund owned Millipore, a company that provides filtration products for the pharmaceutical, biotechnology and semiconductor markets. The stock posted an outstanding gain as the semiconductor market began to turn around, and we decided to take profits.

Finance and energy also deliver

Our investment in Ace, Ltd. paid off handsomely as we began seeing early signs of improved pricing in the property and casualty insurance business. Recent acquisitions had strengthened Ace's position globally, giving the company added upside earnings potential. Another winner was Financial Security Assurance (FSA), a U.S.-based company that provides asset-based and municipal bond insurance. It was bought out at a nice premium by a foreign insurer that recognized FSA's unique underwriting capabilities and strong international growth potential. We also acquired a stake in EOG Resources, an independent exploration and production company that focuses on the North American gas market. The stock had an excellent run, thanks to strong demand and limited supply in the gas market.

[Bar chart at top of left hand column with heading "Fund
Performance." Under the heading is a note that reads "For the six months ended June 30, 2000." The chart is scaled in increments of 1% with 0% at the bottom and 4% at the top. The first bar represents the 3.66% total return for John Hancock Large Cap Value
Fund Class A. The second bar represents the 3.28% total return for John Hancock Large Cap Value Fund Class B. The third bar represents the 3.28% total return for John Hancock Large Cap Value
Fund Class C. The fourth bar represents the 2.53% total return for Average multi-cap core fund. A note below the chart reads "Total returns for John Hancock Large Cap Value Fund are at net asset value with all distributions reinvested. The average multi-cap core fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Software disappoints

Many software stocks suffered as corporations kept the lid on new technology spending even after the new year. The Fund owned Computer
Associates International, a company that specializes in software for mainframes, but has recently been developing products that are more oriented toward the client-server model. Unfortunately, the stock tumbled as investors worried about the company's recent acquisitions, along with a slow recovery in the mainframe market post-Y2K. Parametric
Technology was another disappointment as sales of its new Windchill product -- software that helps businesses use the Internet in the supply chain process -- were slower than expected. Finally, our investment in J.D. Edwards hurt performance. J.D. Edwards makes enterprise resource planning software that helps companies better manage their businesses.
We expected demand to strengthen following the new year, but so far it hasn't. We kept all these names because we continued to believe in their prospects.

Volatility yields opportunity

We took advantage of market weakness this spring to add to some of our existing investments. We also added new names, including Tyco
International, a multi-industrial company whose stock price was depressed in part because of accounting problems that seem to be resolved. We like Tyco's superior management team, diversified business mix and improving prospects. We also added Lucent Technologies, a leader in the communications infrastructure space. Lucent has been hurt recently by the perception that it has fallen behind a major competitor in the optical space. We believe the stock has been overpenalized, given that Lucent is still a strong competitor in this area, is launching an array of new products and is selling off its slower growth businesses.

"We are
 somewhat
 cautious
 about the
 market's
 outlook."

Stock picking will be key

We are somewhat cautious about the market's outlook. Slower economic growth could weaken corporate earnings growth and possibly cause companies to miss their earnings forecasts. In addition, technology stocks often weaken in the summer months. Concerns like these suggest that there will most likely be continued volatility in the market.
Selectivity -- avoiding stocks where there are any hints of deteriorating business trends -- will be key. We remain optimistic, however, about our ability to take advantage of the market's volatility by buying great companies when their stocks go on sale.

------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Large Cap Value Fund.
Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1%
and a contingent deferred sales charge (maximum 1% and declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

CLASS A
For the period ended June 30, 2000
                                             ONE         FIVE       TEN
                                            YEAR        YEARS      YEARS
                                           -----        -----     -------
Cumulative Total Returns                   19.29%      198.83%     375.72%
Average Annual Total Returns(1)            19.29%       24.48%      16.88%

CLASS B
For the period ended June 30, 2000
                                                                   SINCE
                                             ONE         FIVE    INCEPTION
                                            YEAR        YEARS    (8/22/91)
                                           -----        -----     -------
Cumulative Total Returns                   19.69%      201.27%     318.18%
Average Annual Total Returns(1)            19.69%       24.68%      17.53%

CLASS C
For the period ended June 30, 2000
                                                       SINCE
                                             ONE     INCEPTION
                                            YEAR      (5/1/98)
                                           -----      -------
Cumulative Total Returns                   22.47%      41.20%
Average Annual Total Returns(1)            22.47%      17.28%

Note to Performance

(1) The Adviser agreed to a one-time fee reduction of $150,000 for the fiscal year ended December 31, 1998 only. Without the limitation of expenses the effect on the average annual total returns would have been less than 0.01%.


WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Large Cap Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes
500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Large Cap Value Fund
Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $52,978 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Value Fund on December 31, 1989, before sales charge, and is equal to $50,068 as of June 30, 2000.
The third line represents the value of the same hypothetical investment made in the John Hancock Large Cap Value Fund, after sales charge, and is equal to $47,565 as of June 30, 2000.

Line chart with the heading John Hancock Large Cap Value Fund
Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $45,737 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Value Fund on August 22, 1991, before sales charge, and is equal to $41,818 as of June 30, 2000.

Line chart with the heading John Hancock Large Cap Value Fund
Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical
$10,000 investment made in the John Hancock Large Cap Value Fund on May 1, 1998, before sales charge, and is equal to $14,261 as of December 31, 1999. The second line represents the value of the same hypothetical investment made in the John Hancock Large Cap
Value Fund, after sales charge, and is equal to $14,118 as of June
30, 2000. The third line represents the Standard & Poor's 500
Index and is equal to $13,464 as of June 30, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds - Large Cap Value Fund



Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $1,378,190,956)               $1,606,040,022
Bonds (cost - $4,531,204)                                4,655,000
                                                    --------------
                                                     1,610,695,022
Receivable for investments sold                          7,719,319
Receivable for shares sold                               3,369,822
Dividends receivable                                     1,158,891
Interest receivable                                         62,613
Other assets                                                81,450
                                                    --------------
Total Assets                                         1,623,087,117
------------------------------------------------------------------
Liabilities:
Due to custodian                                         1,049,776
Payable for investments purchased                        7,721,985
Payable for shares repurchased                             672,821
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                  1,126,062
Accounts payable and accrued expenses                       21,317
                                                    --------------
Total Liabilities                                       10,591,961
------------------------------------------------------------------
Net Assets:
Capital paid-in                                      1,077,456,338
Accumulated net realized gain on
investments and foreign currency transactions          312,731,074
Net unrealized appreciation of investments             227,972,862
Accumulated net investment loss                         (5,665,118)
                                                    --------------
Net Assets                                          $1,612,495,156
==================================================================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
interest outstanding - unlimited number of shares
authorized with no par value)
Class A - $723,184,542/25,814,306                           $28.01
==================================================================
Class B - $850,742,331/30,744,665                           $27.67
==================================================================
Class C - $38,568,283/1,393,776                             $27.67
==================================================================
Maximum Offering Price Per Share
Class A* - ($28.01/0.95)                                    $29.48
==================================================================
Class C - ($27.67/0.99)                                     $27.95
==================================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.




Statement of Operations
Six months ended June 30, 2000 (Unaudited)
------------------------------------------------------------------
Investment Income:
Dividends
(net of foreign withholding taxes of $16,636)           $5,021,576
Interest                                                   821,463
Securities lending income - Note A                         275,773
                                                      ------------
                                                         6,118,812
                                                      ------------
Expenses:
Investment management fee - Note B                       4,662,887
Distribution and service fee - Note B
Class A                                                    821,258
Class B                                                  4,056,348
Class C                                                    119,242
Transfer agent fee - Note B                              1,353,740
Custodian fee                                              212,335
Accounting and legal services fee - Note B                 134,440
Registration and filing fees                                38,961
Miscellaneous                                               28,320
Printing                                                    25,404
Trustees' fees                                              23,576
Auditing fee                                                18,425
Legal fees                                                   6,600
                                                      ------------
Total Expenses                                          11,501,536
------------------------------------------------------------------
Net Investment Loss                                     (5,382,724)
------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments and
Foreign Currency Transactions:
Net realized gain
on investments sold                                    182,122,857
Net realized loss on
foreign currency transactions                              (47,956)
Change in net unrealized
appreciation/depreciation
of investments                                        (127,760,033)
Change in net unrealized
appreciation/depreciation
of foreign currency transactions                            54,960
                                                      ------------
Net Realized and Unrealized
Gain on Investments
and Foreign Currency Transactions                       54,369,828
------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                              $48,987,104
==================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.




Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           SIX MONTHS ENDED
                                                                                           YEAR ENDED         JUNE 30, 2000
                                                                                    DECEMBER 31, 1999           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

Increase in Net Assets:
From Operations:
Net investment loss                                                                           ($32,558)         ($5,382,724)
Net realized gain on investments sold and
foreign currency transactions                                                              230,956,672          182,074,901
Change in net unrealized appreciation/depreciation of
investments and foreign currency transactions                                              138,788,005         (127,705,073)
                                                                                   -------------------     ----------------
Net Increase in Net Assets Resulting from Operations                                       369,712,119           48,987,104
                                                                                   -------------------     ----------------
Distributions to Shareholders:
Dividends from net investment income
Class A - ($0.0002 and none per share, respectively)                                            (3,419)                  --
Class B - ($0.0002 and none per share, respectively)                                            (4,452)                  --
Class C - ($0.0002 and none per share, respectively)                                               (58)                  --

Distributions from net realized gain on investments sold
Class A - ($2.1269 and none per share, respectively)                                       (43,294,412)                  --
Class B - ($2.0887 and none per share, respectively)                                       (55,110,560)                  --
Class C - ($2.0871 and none per share, respectively)                                          (873,654)                  --
                                                                                   -------------------     ----------------
  Total Distributions to Shareholders                                                      (99,286,555)                  --
                                                                                   -------------------     ----------------
From Fund Share Transactions - Net:*                                                       140,910,422          178,298,193
                                                                                   -------------------     ----------------
Net Assets:
Beginning of period                                                                        973,873,873        1,385,209,859
                                                                                   -------------------     ----------------
End of period (including distributions in excess of
net investment income of $282,394 and accumulated
net investment loss of $5,665,118, respectively)                                        $1,385,209,859       $1,612,495,156
                                                                                   ===================     ================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.

See notes to financial statements.


Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                                   SIX MONTHS ENDED
                                                        YEAR ENDED                                   JUNE 30, 2000
                                                    DECEMBER 31, 1999                                 (UNAUDITED)
                                             ----------------------------------          ----------------------------------
                                                SHARES               AMOUNT                 SHARES              AMOUNT
                                             ------------      ----------------          ------------      ----------------
CLASS A
Shares sold                                     6,529,174          $151,727,840             7,392,552          $202,282,672
Shares issued to shareholders in
reinvestment of distributions                   1,584,158            39,668,188                   528                16,443
                                             ------------      ----------------          ------------      ----------------
                                                8,113,332           191,396,028             7,393,080           202,299,115
Less shares repurchased                        (5,567,614)         (127,261,700)           (3,937,677)         (107,161,322)
                                             ------------      ----------------          ------------      ----------------
Net increase                                    2,545,718           $64,134,328             3,455,403           $95,137,793
                                             ============      ================          ============      ================
CLASS B
Shares sold                                     9,104,419          $209,079,703             6,273,568          $171,689,778
Shares issued to shareholders in
reinvestment of distributions                   1,854,608            46,293,850                 2,321                62,504
                                             ------------      ----------------          ------------      ----------------
                                               10,959,027           255,373,553             6,275,889           171,752,282
Less shares repurchased                        (8,125,995)         (184,413,918)           (4,208,329)         (113,796,575)
                                             ------------      ----------------          ------------      ----------------
Net increase                                    2,833,032           $70,959,635             2,067,560           $57,955,707
                                             ============      ================          ============      ================
CLASS C
Shares sold                                       325,611            $7,485,200             1,113,816           $30,424,376
Shares issued to shareholders in
reinvestment of distributions                      30,352               757,525                    54                 1,776
                                             ------------      ----------------          ------------      ----------------
                                                  355,963             8,242,725             1,113,870            30,426,152
Less shares repurchased                          (105,089)           (2,426,266)             (193,146)           (5,221,459)
                                             ------------      ----------------          ------------      ----------------
Net increase                                      250,874            $5,816,459               920,724           $25,204,693
                                             ============      ================          ============      ================

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                  YEAR ENDED AUGUST 31, SEPTEMBER 1, 1996         YEAR ENDED DECEMBER 31,       SIX MONTHS ENDED
                                 ----------------------   TO DECEMBER 31, ------------------------------------    JUNE 30, 2000
                                  1995(1)         1996        1996(2)         1997         1998           1999      (UNAUDITED)
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
CLASS A
Per Share Operating Performance
Net Asset Value,
Beginning of Period                 $11.42       $13.38        $15.07        $15.62        $19.32        $21.26         $27.02
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Net Investment Income (Loss)(4)       0.21         0.19          0.05          0.12          0.16          0.09(3)       (0.04)
Net Realized and Unrealized Gain
on Investments, Financial
Futures Contracts and
Foreign Currency Transactions         1.95         1.84          2.15          5.57          2.85          7.80           1.03
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Total from Investment Operations      2.16         2.03          2.20          5.69          3.01          7.89           0.99
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Less Distributions:
Dividends from Net
Investment Income                    (0.20)       (0.19)        (0.08)        (0.07)        (0.14)           --             --
Distributions from
Net Realized Gain
on Investments Sold                     --        (0.15)        (1.57)        (1.92)        (0.93)        (2.13)            --
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Total Distributions                  (0.20)       (0.34)        (1.65)        (1.99)        (1.07)        (2.13)            --
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Net Asset Value, End of Period      $13.38       $15.07        $15.62        $19.32        $21.26        $27.02         $28.01
                                 =========     ========     =========     =========     =========     =========    ===========
Total Investment Return
at Net Asset Value(5)               19.22%       15.33%        14.53%(7)     36.71%        15.94%        37.89%          3.66%(7)
Total Adjusted Investment
Return at Net Asset
Value(5,6)                              --           --            --            --        15.92%            --             --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                     $130,183    $139,548      $163,154      $303,313      $421,218      $604,214       $723,185
Ratio of Expenses to
Average Net Assets                    1.30%       1.17%         1.22%(8)      1.12%         1.16%(9)      1.17%          1.12%(8)
Ratio of Net Investment
Income (Loss)
to Average Net Assets                 1.82%       1.28%         0.85%(8)      0.65%         0.79%(9)      0.40%         (0.30%)(8)
Portfolio Turnover Rate                 99%         74%           26%          102%(10)       64%          113%            46%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.



Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                  YEAR ENDED AUGUST 31, SEPTEMBER 1, 1996         YEAR ENDED DECEMBER 31,       SIX MONTHS ENDED
                                 ----------------------   TO DECEMBER 31, ------------------------------------    JUNE 30, 2000
                                  1995(1)        1996         1996(2)         1997         1998           1999      (UNAUDITED)
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
CLASS B
Per Share Operating Performance
Net Asset Value,
Beginning of Period                 $11.44       $13.41        $15.10        $15.66        $19.31        $21.20         $26.79
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Net Investment Income (Loss)(4)       0.13         0.08          0.01         (0.02)         0.01         (0.07)         (0.14)
Net Realized and Unrealized Gain
on Investments, Financial
Futures Contracts and
Foreign Currency Transactions         1.96         1.85          2.14          5.60          2.84          7.75           1.02
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Total from Investment Operations      2.09         1.93          2.15          5.58          2.85          7.68           0.88
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Less Distributions:
Dividends from Net
Investment Income                    (0.12)       (0.09)        (0.02)        (0.01)        (0.03)           --             --
Distributions from
Net Realized Gain
on Investments Sold                    --         (0.15)        (1.57)        (1.92)        (0.93)        (2.09)            --
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Total Distributions                  (0.12)       (0.24)        (1.59)        (1.93)        (0.96)        (2.09)            --
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Net Asset Value, End of Period      $13.41       $15.10        $15.66        $19.31        $21.20        $26.79         $27.67
                                 =========     ========     =========     =========     =========     =========    ===========
Total Investment Return
at Net Asset Value(5)               18.41%       14.49%        14.15%(7)     35.80%        15.05%        36.95%          3.28%(7)
Total Adjusted Investment
Return at Net Asset Value(5,6)          --           --            --            --        15.03%            --             --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                    $114,723     $125,781      $146,399      $340,334      $547,945      $768,322       $850,742
Ratio of Expenses to
Average Net Assets                   2.03%        1.90%         1.98%(8)      1.87%         1.91%(9)      1.88%          1.87%(8)
Ratio of Net Investment
Income (Loss)
to Average Net Assets                1.09%        0.55%         0.10%(8)     (0.10%)        0.05%(9)     (0.31%         (1.05%)(8)
Portfolio Turnover Rate                99%          74%           26%          102%(10)       64%          113%            46%



Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------

                                                                                                  SIX MONTHS ENDED
                                                            PERIOD ENDED          YEAR ENDED        JUNE 30, 2000
                                                        DECEMBER 31, 1998(11)  DECEMBER 31, 1999     (UNAUDITED)
                                                         -------------------   -----------------  ----------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning of Period                             $22.03               $21.20            $26.79
                                                               --------             --------          --------
Net Investment Income (Loss)(4)                                    0.03                (0.09)            (0.13)
Net Realized and Unrealized Gain
on Investments, Financial Futures Contracts
and Foreign Currency Transactions                                  0.09                 7.77              1.01
                                                               --------             --------          --------
Total from Investment Operations                                   0.12                 7.68              0.88
                                                               --------             --------          --------
Less Distributions:
Dividends from Net Investment Income                              (0.02)                  --                --
Distributions from Net Realized Gain
on Investments Sold                                               (0.93)               (2.09)               --
                                                               --------             --------          --------
Total Distributions                                               (0.95)               (2.09)               --
                                                               --------             --------          --------
Net Asset Value, End of Period                                   $21.20               $26.79            $27.67
                                                               ========             ========          ========
Total Investment Return
at Net Asset Value(5)                                             0.83%(7)            36.94%             3.28%(7)
Total Adjusted Investment Return
at Net Asset Value(5,6)                                           0.82%(7)                --                --

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                         $4,711              $12,674           $38,568
Ratio of Expenses to Average Net Assets                           1.92%(8,9)           1.92%             1.87%(8)
Ratio of Net Investment Income (Loss)
to Average Net Assets 0.28%(8,9)                                 (0.40%)              (1.01%)(8)
Portfolio Turnover Rate                                             64%                 113%               46%


 (1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
 (2) Effective December 31, 1996, the fiscal period end changed from August 31 to December 31.
 (3) Class A has net investment income, because of its relatively lower class expenses as compared with other share classes.
 (4) Based on the average of the shares outstanding at the end of each month.
 (5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (6) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.
 (7) Not annualized.
 (8) Annualized.
 (9) Reflects voluntary management fee reduction in effect during the year ended December 31, 1998. As a result of such fee reductions, expenses of Class A, Class B and Class C shares of the Fund reflect reductions of less than $0.01 per share. Absent such reductions, the ratio of expenses to average net assets would have been 1.18%, 1.93% and 1.94% for Class A, Class B and Class C shares, respectively.
(10) Portfolio turnover rate excludes merger activity.
(11) Class C shares began operations on May 1, 1998.

See notes to financial statements.





Schedule of Investments
June 30, 2000 (Unaudited)
----------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the Large Cap Value Fund on
June 30, 2000. It's divided into two main categories: common stocks and bonds. The common stocks and bonds are further broken down by industry groups.

                                                                                  NUMBER          MARKET
ISSUER, DESCRIPTION                                                             OF SHARES          VALUE
-------------------                                                             ---------       -----------
COMMON STOCKS
Agricultural Operations (0.71%)
Pharmacia Corp.                                                                   220,150       $11,379,003
                                                                                                -----------
Banks - United States (0.88%)
TCF Financial Corp.                                                               550,000        14,128,125
                                                                                                -----------
Business Services - Misc (2.20%)
Convergys Corp.*                                                                  246,350        12,779,406
Dun & Bradstreet Corp.                                                            519,000        14,856,375
Sensormatic Electronics Corp.*                                                    500,000         7,906,250
                                                                                                -----------
                                                                                                 35,542,031
                                                                                                -----------
Chemicals (1.28%)
Rohm and Haas Co.                                                                 597,150        20,601,675
                                                                                                -----------
Computers (13.61%)
Computer Associates International, Inc.                                         1,061,040        54,311,985
Edwards (J.D.) & Co.*                                                           2,444,750        36,824,047
MicroStrategy, Inc.*                                                              153,400         4,602,000
NorthPoint Communications Group, Inc.*                                          1,100,000        12,306,250
Parametric Technology Corp.*                                                    3,560,000        39,160,000
PSINet, Inc.*                                                                     200,000         5,025,000
Seagate Technology, Inc.*                                                         300,000        16,500,000
SunGard Data Systems, Inc.*                                                       437,200        13,553,200
Wind River Systems, Inc.*                                                         981,400        37,170,525
                                                                                                -----------
                                                                                                219,453,007
                                                                                                -----------
Containers (0.84%)
Crown Cork & Seal Co., Inc.                                                       483,300         7,249,500
Pactiv Corp.*                                                                     800,000         6,300,000
                                                                                                -----------
                                                                                                 13,549,500
                                                                                                -----------
Diversified Operations (7.33%)
Honeywell International, Inc.                                                     837,300        28,206,544
TRW, Inc.                                                                         397,000        17,219,875
Diversified Operations (continued)
Tyco International Ltd.                                                         1,537,500        72,839,063
                                                                                                -----------
                                                                                                118,265,482
                                                                                                -----------
Electronics (16.87%)
Amphenol Corp. (Class A)*                                                         756,650        50,080,772
Conexant Systems, Inc.*                                                           831,800        40,446,275
PerkinElmer, Inc.                                                                 500,000        33,062,500
SCG Holding Corp.*                                                                701,100        15,336,563
SCI Systems, Inc.*                                                                895,000        35,072,812
Semtech Corp.*                                                                    100,000         7,648,440
Sony Corp. (Japan)                                                                200,000        18,714,280
Tektronix, Inc.*                                                                  550,000        40,700,000
Vicor Corp.*                                                                      889,550        30,967,459
                                                                                                -----------
                                                                                                272,029,101
                                                                                                -----------
Finance (3.95%)
Associates First Capital Corp. (Class A)                                          800,000        17,850,000
Citigroup, Inc.                                                                   761,250        45,865,313
                                                                                                -----------
                                                                                                 63,715,312
                                                                                                -----------
Food (0.76%)
Nabisco Group Holdings Corp.                                                      475,000        12,320,312
                                                                                                -----------
Insurance (10.74%)
Ace, Ltd. (Bermuda)                                                             3,495,600        97,876,800
Ambac Financial Group, Inc.                                                       801,500        43,932,219
XL Capital Ltd. (Class A)                                                         579,368        31,358,293
                                                                                                -----------
                                                                                                173,167,312
                                                                                                -----------
Media (5.89%)
AT&T Corp. - Liberty Media Group
(Class A)*                                                                      1,917,656        46,503,158
News Corp., Ltd., American Depositary
Receipt (ADR) (Australia)                                                         370,000        20,165,000
Scripps (E.W.) Co. (The) (Class A)                                                573,700        28,254,725
                                                                                                -----------
                                                                                                 94,922,883
                                                                                                -----------
Medical (0.62%)
Lilly (Eli) & Co.                                                                 100,000         9,987,500
                                                                                                -----------
Metal (0.43%)
Freeport-McMoRan Copper & Gold, Inc.
(Class B)*                                                                        750,000         6,937,500
                                                                                                -----------

Mortgage Banking (1.58%)
Fannie Mae                                                                        200,201        10,447,990
Freddie Mac                                                                       370,000        14,985,000
                                                                                                -----------
                                                                                                 25,432,990
                                                                                                -----------
Office (0.80%)
Xerox Corp.                                                                       622,400        12,914,800
                                                                                                -----------
Oil & Gas (1.91%)
Alberta Energy Co., Ltd. (Canada) #                                               361,711        14,598,620
EOG Resources, Inc.                                                               483,000        16,180,500
                                                                                                -----------
                                                                                                 30,779,120
                                                                                                -----------
Paper & Paper Products (1.56%)
Fort James Corp.                                                                1,085,000        25,090,625
                                                                                                -----------
Pollution Control (2.24%)
Waste Management, Inc.                                                          1,900,000        36,100,000
                                                                                                -----------
Retail (1.55%)
Kroger Co.*                                                                       800,000        17,650,000
Neiman Marcus Group, Inc. (The)
(Class B)*                                                                        267,491         7,422,875
                                                                                                -----------
                                                                                                 25,072,875
                                                                                                -----------
Telecommunications (22.07%)
ANTEC Corp.*                                                                    1,721,670        71,556,909
CenturyTel, Inc.                                                                1,400,000        40,250,000
Commonwealth Telephone Enterprises, Inc.                                           77,420         3,643,579
Corning, Inc.                                                                     276,750        74,687,906
General Motors Corp. (Class H)                                                    593,300        52,062,075
Intermedia Communications, Inc.*                                                  575,000        17,106,250
Level 3 Communications, Inc.*                                                     155,500        13,684,000
Lucent Technologies, Inc.                                                         952,100        56,411,925
MediaOne Group, Inc. *                                                            125,000         8,164,880
QUALCOMM, Inc.*                                                                    24,000         1,440,000
Time Warner Telecom, Inc. (Class A)*                                              183,300        11,799,938
Viatel, Inc.*                                                                     180,000         5,141,250
                                                                                                -----------
                                                                                                355,948,712
                                                                                                -----------
Transport (1.19%)
CNF Transportation, Inc.                                                          242,200         5,510,050
Northwest Airlines Corp.*                                                         449,950        13,695,353
                                                                                                -----------
                                                                                                 19,205,403
                                                                                                -----------
Utilities (0.59%)
ALLTEL Corp.                                                                      153,328         9,496,753
                                                                                                -----------
TOTAL COMMON STOCKS
(Cost $1,378,190,956)                                                             (99.60%)    1,606,040,022
                                                                                ---------    --------------


                                             INTEREST           CREDIT          PAR VALUE
                                                 RATE          RATING**     (000s OMITTED)
                                             --------          --------      ------------
BONDS
Medical (0.29%)
Total Renal Care
Holdings, Inc.,
Conv Sub Note
05-15-09 (R)                                    7.00%             B-               $7,000        $4,655,000
                                                                                             --------------
TOTAL BONDS
(Cost $4,531,204)                                                                  (0.29%)        4,655,000
                                                                                ---------    --------------
TOTAL INVESTMENTS                                                                 (99.89%)    1,610,695,022
                                                                                ---------    --------------
OTHER ASSETS AND LIABILITIES, NET                                                  (0.11%)        1,800,134
                                                                                ---------    --------------
TOTAL NET ASSETS                                                                 (100.00%)   $1,612,495,156
                                                                                =========    ==============


  * Non-income-producing security.

 ** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service or John Hancock Advisers, Inc.
    where Standard & Poor's ratings are not available.

(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $4,655,000 or 0.29% of net assets as of June 30, 2000.

  # Shares outstanding of common stock is expressed in local currency, as shown parenthetically in security description.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar denominated.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Large Cap Value Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Large Cap Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to obtain the highest total return, a combination of capital appreciation and current income, consistent with reasonable safety of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAX The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The maximum loan balance outstanding during the year amounted to $2,399,000. The annualized interest rate charged was 6.25%.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securitites on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2000, the Fund had loaned securities having a market value of $4,861,500 collateralized by securities in the amount of $4,958,730.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

At June 30, 2000, there were no open forward foreign currency exchange contracts.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to 0.625% of the Fund's average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended June 30, 2000, net sales charges received with regard to sales of Class A shares amounted to $1,196,466. Out of this amount, $317,758 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $634,404 was paid as sales commissions to unrelated broker-dealers and $244,304 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended June 30, 2000, CDSCs amounted to $731,595.

Effective May 1, 2000, all Class C retail purchases are assessed a 1.00% up-front sales charge. For the period ended June 30, 2000, up-front sales charges received with regard to sales of Class C shares amounted to $223,350. Out of this amount, $204,914 was paid as sales commissions to unrelated broker-dealers and $18,436 was paid as sales commissions to sales personnel of Signator Investors. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended June 30, 2000, CDSCs amounted to $4,767.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S.
Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended June 30, 2000, aggregated $867,170,920 and $695,287,916, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended June 30, 2000.

The cost of investments owned at June 30, 2000 (excluding the corporate savings account) for federal income tax purposes was $1,385,080,177. Gross unrealized appreciation and depreciation of investments aggregated $375,703,930 and $150,089,085, respectively, resulting in net unrealized appreciation of $225,614,845.


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This report is for the information of shareholders of the John Hancock
Large Cap Value Fund. It may be used as sales literature when preceded or
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objectives and operating policies.

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